              As filed with the Securities and Exchange Commission.

                                                Securities Act File No. 33-67636
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                         Post-Effective Amendment No. 14          [x]
                                       and


                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940            [ ]

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on July 1, 1999 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                    1 of 146

                         NATIONWIDE VARIABLE ACCOUNT-II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                   PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item   1.    Cover Page.................................................................................5
     Item   2.    Definitions................................................................................7
     Item   3.    Synopsis or Highlights....................................................................16
     Item   4.    Condensed Financial Information...........................................................17
     Item   5.    General Description of Registrant, Depositor, and Portfolio Companies.....................26
     Item   6.    Deductions and Expenses...................................................................28
     Item   7.    General Description of Variable Annuity Contracts.........................................32
     Item   8.    Annuity Period............................................................................40
     Item   9.    Death Benefit and Distributions...........................................................42
     Item  10.    Purchases and Contract Value..............................................................33
     Item  11.    Redemptions...............................................................................35
     Item  12.    Taxes.....................................................................................46
     Item  13.    Legal Proceedings.........................................................................52
     Item  14.    Table of Contents of the Statement of Additional Information..............................59

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.    Cover Page................................................................................69
     Item  16.    Table of Contents.........................................................................69
     Item  17.    General Information and History...........................................................69
     Item  18.    Services..................................................................................69
     Item  19.    Purchase of Securities Being Offered......................................................70
     Item  20.    Underwriters..............................................................................70
     Item  21.    Calculation of Performance Information....................................................70
     Item  22.    Annuity Payments..........................................................................70
     Item  23.    Financial Statements......................................................................72

Part C     OTHER INFORMATION
     Item  24.    Financial Statements and Exhibits........................................................127
     Item  25.    Directors and Officers of the Depositor..................................................129
     Item  26.    Persons Controlled by or Under Common Control with the Depositor
                  Registrant...............................................................................131
     Item  27.    Number of Contract Owners................................................................141
     Item  28.    Indemnification..........................................................................141
     Item  29.    Principal Underwriter....................................................................141
     Item  30.    Location of Accounts and Records.........................................................143
     Item  31.    Management Services......................................................................143
     Item  32.    Undertakings.............................................................................143

                                    2 of 146

                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT-II

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 7 THROUGH 8 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
  (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)

                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.27%         1.03%          0.00%       1.30%
Emerging Markets Debt Portfolio
NSAT Capital Appreciation Fund                                0.58%         0.22%          0.00%       0.80%
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
NSAT Nationwide Small Cap Value Fund                          0.47%         0.58%          0.00%       1.05%
NSAT Nationwide Small Company Fund                            1.00%         0.25%          0.00%       1.25%
Van Eck Worldwide Insurance Trust - Worldwide Emerging        0.69%         0.61%          0.00%       1.30%
Markets Fund
Van Kampen Life Investment Trust - Morgan Stanley Real        1.00%         0.08%          0.00%       1.08%
Estate Securities Portfolio

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

SOME UNDERLYING MUTUAL FUNDS ARE SUBJECT TO FEE WAIVERS AND EXPENSE REIMBURSEMENTS. THE FOLLOWING CHART SHOWS WHAT THE EXPENSES WOULD HAVE BEEN FOR SUCH FUNDS WITHOUT FEE WAIVERS AND EXPENSE REIMBURSEMENTS.

                                                              Management       Other        12b-1      Total Mutual
                                                                Fees       Expenses       Fees       Fund Expenses
Morgan Stanley Dean Witter Universal Funds, Inc. -             0.80%         1.25%        0.00%        2.05%
Emerging Markets Debt Portfolio
NSAT Capital Appreciation Fund                                 0.60%         0.22%        0.00%        0.82%
NSAT Government Bond Fund                                      0.50%         0.22%        0.00%        0.72%
NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%


                                    3 of 146

                                                            Management       Other        12b-1      Total Mutual
                                                                Fees       Expenses       Fees       Fund Expenses
NSAT Total Return Fund                                         0.59%         0.21%        0.00%        0.80%
NSAT Nationwide Small Cap Value Fund                           0.90%         0.58%        0.00%        1.48%
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%         0.61%        0.00%        1.61%
Markets Fund

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGES 9 THROUGH 11 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum amount of variable account charges that could be assessed to a contract (1.40%). Deductions for premium taxes are not reflected but may apply. The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

                              If you surrender your contract If you do not surrender your If you annuitize your contract
                               at the end of the applicable   contract at the end of the   at the end of the applicable
                                       time period              applicable time period            time period
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Morgan Stanley Dean Witter     91     132     175     313     28    87     148     313      *     87      148      313
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio
NSAT Capital Appreciation      86     116     149     261     23    71     122     261      *     71      122      261
Fund
NSAT Government Bond Fund      85     112     141     246     22    67     114     246      *     67      114      246
NSAT Money Market Fund         83     108     136     234     20    63     109     234      *     63      109      234
NSAT Total Return Fund         86     116     148     259     23    71     121     259      *     71      121      259
NSAT Nationwide Small Cap      89     124     162     287     26    79     135     287      *     79      135      287
Value Fund
NSAT Nationwide Small          91     130     172     308     28    85     145     308      *     85      145      308
Company Fund
Van Eck Worldwide Insurance    91     132     175     313     28    87     148     313      *     87      148      313
Trust - Worldwide Emerging
Markets Fund
Van Kampen Life Investment     89     125     164     290     26    80     137     290      *     80      137      290
Trust - Morgan Stanley Real
Estate Securities Portfolio

3. THE FIRST SENTENCE OF THE FIFTH PARAGRAPH OF THE "CONTINGENT DEFERRED SALES CHARGE" PROVISION ON PAGE 25 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     "The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses."



                                    4 of 146

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

 Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                  Account - II

                   The date of this prospectus is May 1, 1999.
--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   - American Century VP Balanced
   - American Century VP Capital Appreciation
   - American Century VP Income & Growth
   - American Century VP International
   - American Century VP Value

DREYFUS
   -  Dreyfus Stock Index Fund, Inc.
   -  The Dreyfus Socially Responsible Growth Fund, Inc.

DREYFUS
   -  Dreyfus Variable Investment Fund- Capital Appreciation Portfolio
   -  Dreyfus Variable Investment Fund- Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   -  VIP Equity-Income Portfolio
   -  VIP Growth Portfolio
   -  VIP High Income Portfolio*
   -  VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   -  VIP II Asset Manager Portfolio
   -  VIP II Contrafund Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
   -  VIP III Growth Opportunities Portfolio

MORGAN STANLEY
   - Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio
   - Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
   -  Capital Appreciation Fund
   -  Government Bond Fund
   -  Money Market Fund
   -  Total Return Fund
   -  Nationwide Small Cap Value Fund
       (sub-adviser: The Dreyfus Corporation)
   - Nationwide Small Company Fund (sub-advisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
   -  AMT Growth Portfolio
   -  AMT Guardian Portfolio
   -  AMT Limited Maturity Bond Portfolio
   -  AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   -  Oppenheimer Bond Fund/VA
   -  Oppenheimer Global Securities Fund/VA
   -  Oppenheimer Capital Appreciation Fund/VA (formerly Oppenheimer Growth
      Fund)
   -  Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUNDS II, INC.")

STRONG VARIABLE INSURANCE FUNDS, INC.
   -  Strong Discovery Fund II, Inc.
   -  International Stock Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   -  Worldwide Bond Fund
   -  Worldwide Emerging Markets Fund
   -  Worldwide Hard Assets Fund

                                    5 of 146

WARBURG PINCUS TRUST
   -  International Equity Portfolio
   -  Post-Venture Capital Portfolio
   -  Small Company Growth Portfolio

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account - II may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 55.

For general information or to obtain FREE copies of the:

   -  Statement of Additional Information;
   -  prospectus for any underlying mutual fund; and
   -  required Nationwide forms,

call:   1-800-848-6331
        1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 1-05-P1
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov
                                   -----------

Information about this and other Best of America products can be found at:
                              www.bestofamerica.com
                              ---------------------

THIS ANNUITY IS NOT:
  - A BANK DEPOSIT            - FEDERALLY INSURED
  - ENDORSED BY A BANK OR     - AVAILABLE IN EVERY
    GOVERNMENT AGENCY           STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    6 of 146

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) if the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account - II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    7 of 146

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF STANDARD CONTRACT
EXPENSES..........................................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............7

EXAMPLE...........................................9

SYNOPSIS OF THE CONTRACTS........................12

FINANCIAL STATEMENTS.............................12

CONDENSED FINANCIAL INFORMATION..................13

NATIONWIDE LIFE INSURANCE COMPANY................22

GENERAL DISTRIBUTOR..............................22

INVESTING IN THE CONTRACT........................22
     The Variable Account and Underlying
          Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS..................24
     Mortality and Expense Risk Charges
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP...............................26
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................28
     Minimum Initial and Subsequent Purchase
          Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE..................................31

SURRENDER (REDEMPTION)...........................31
     Surrenders Under a Tax Sheltered Annuity
LOAN PRIVILEGE...................................32
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.......................................34

CONTRACT OWNER SERVICES..........................34
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................36

ANNUITIZING THE CONTRACT.........................36
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Assumed Investment Rate
     Value of an Annuity Unit
     Exchanges among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS...................................38
     Death of Contract Owner - Non-Qualified
          Contracts
     Death of Annuitant - Non-Qualified
          Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS...........................39
     Required Distributions for Non-Qualified
          Contracts
     Required Distributions for Tax Sheltered
          Annuities
     Required Distributions for Individual
          Retirement Annuities
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.......................42
     Federal Income Taxes
     IRAs and Tax Sheltered Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
          Skipping Transfer Taxes
     Puerto Rico
     Charge for Tax

                                    8 of 146

     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................47

YEAR 2000 COMPLIANCE ISSUES......................47

LEGAL PROCEEDINGS................................48

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..49

TABLE OF CONTENTS OF STATEMENT OF
     ADDITIONAL INFORMATION......................55

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS................................56

                                    9 of 146

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................7%(1)

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%

(1)Each contract year, the contract owner may withdraw without a CDSC the greater of:
 a)  10% of all purchase payments made to the contract; or
 b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity Plan.

VARIABLE ACCOUNT CHARGES(2)
(as a percentage of average account value)

Mortality and Expense Risk Charges.............1.25%
Administration Charge..........................0.15%
     Total Variable Account Charges............1.40%

(2)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

                                   10 of 146

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)

                                                         MANAGEMENT        OTHER         12b-1      TOTAL MUTUAL
                                                            FEES         EXPENSES         FEES      FUND EXPENSES
American Century Variable Portfolios, Inc.-American        0.97%          0.00%          0.00%          0.97%
Century VP Balanced
American Century Variable Portfolios, Inc.-American        1.00%          0.00%          0.00%          1.00%
Century VP Capital Appreciation
American Century Variable Portfolios, Inc.-American        0.70%          0.00%          0.00%          0.70%
Century VP Income & Growth
American Century Variable Portfolios, Inc.-American        1.47%          0.00%          0.00%          1.47%
Century VP International
American Century Variable Portfolios, Inc.-American        1.00%          0.00%          0.00%          1.00%
Century VP Value
Dreyfus Stock Index Fund, Inc.                             0.25%          0.01%          0.00%          0.26%
Dreyfus Variable Investment Fund- Capital                  0.75%          0.05%          0.00%          0.80%
Appreciation Portfolio
Dreyfus Variable Investment Fund- Growth & Income          0.75%          0.03%          0.00%          0.78%
Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.         0.75%          0.05%          0.00%          0.80%
Fidelity VIP Equity-Income Portfolio                       0.49%          0.08%          0.00%          0.57%
Fidelity VIP Growth Portfolio                              0.59%          0.07%          0.00%          0.66%
Fidelity VIP High Income Portfolio                         0.58%          0.12%          0.00%          0.70%
Fidelity VIP Overseas Portfolio                            0.74%          0.15%          0.00%          0.89%
Fidelity VIP II Asset Manager Portfolio                    0.54%          0.09%          0.00%          0.63%
Fidelity VIP II Contrafund Portfolio                       0.59%          0.07%          0.00%          0.66%
Fidelity VIP III Growth Opportunities Portfolio            0.59%          0.11%          0.00%          0.70%
Morgan Stanley Dean Witter Universal Funds, Inc.-          0.27%          1.25%          0.00%          1.52%
Emerging Markets Debt Portfolio
NSAT- Capital Appreciation Fund                            0.60%          0.07%          0.00%          0.67%
NSAT- Government Bond Fund                                 0.50%          0.07%          0.00%          0.57%
NSAT- Money Market Fund                                    0.40%          0.06%          0.00%          0.46%
NSAT- Nationwide Small Cap Value Fund                      0.90%          0.15%          0.00%          1.05%
NSAT- Nationwide Small Company Fund                        1.00%          0.07%          0.00%          1.07%
NSAT- Total Return Fund                                    0.59%          0.06%          0.00%          0.65%
Neuberger Berman AMT- Growth Portfolio                     0.83%          0.09%          0.00%          0.92%
Neuberger Berman AMT- Guardian Portfolio                   0.85%          0.15%          0.00%          1.00%
Neuberger Berman AMT- Limited Maturity Bond Portfolio      0.65%          0.11%          0.00%          0.76%
Neuberger Berman AMT-Partners Portfolio                    0.78%          0.06%          0.00%          0.84%
Oppenheimer Variable Account Funds- Oppenheimer Bond       0.72%          0.02%          0.00%          0.74%
Fund/VA
Oppenheimer Variable Account Funds- Oppenheimer            0.68%          0.06%          0.00%          0.74%
Global Securities Fund/VA
Oppenheimer Variable Account Funds- Oppenheimer            0.72%          0.03%          0.00%          0.75%
Capital Appreciation Fund/VA (formerly Oppenheimer
Growth Fund)
Oppenheimer Variable Account Funds- Oppenheimer            0.72%          0.04%          0.00%          0.76%
Multiple Strategies Fund/VA
Strong Opportunity Fund II, Inc.                           1.00%          0.16%          0.00%          1.16%
Strong Variable Insurance Funds, Inc.- Discovery Fund      1.00%          0.18%          0.00%          1.18%
II, Inc.

                                   11 of 146

                                                         MANAGEMENT        OTHER         12b-1      TOTAL MUTUAL
                                                            FEES         EXPENSES         FEES      FUND EXPENSES
Strong Variable Insurance Funds, Inc.-International        1.00%          0.62%          0.00%          1.62%
Stock Fund II
Van Eck Worldwide Insurance Trust- Worldwide Bond Fund     1.00%          0.15%          0.00%          1.15%
Van Eck Worldwide Insurance Trust- Worldwide Emerging      1.00%          0.50%          0.00%          1.50%
Markets Fund
Van Eck Worldwide Insurance Trust- Worldwide Hard          1.00%          0.16%          0.00%          1.16%
Assets Fund
Van Kampen Life Investment Trust- Morgan Stanley Real      1.20%          0.00%          0.00%          1.20%
Estate Securities Portfolio
Warburg Pincus Trust- International Equity Portfolio       1.00%          0.33%          0.00%          1.33%
Warburg Pincus Trust- Post-Venture Capital Portfolio       1.08%          0.32%          0.00%          1.40%
Warburg Pincus Trust- Small Company Growth Portfolio       1.08%          0.24%          0.00%          1.14%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                         Management        Other         12b-1      Total Mutual
                                                            Fees         Expenses         Fees      Fund Expenses
Fidelity VIP Equity-Income Portfolio                       0.49%          0.09%          0.00%          0.58%
Fidelity VIP Growth Portfolio                              0.59%          0.09%          0.00%          0.68%
Fidelity VIP Overseas Portfolio                            0.74%          0.17%          0.00%          0.91%
Fidelity VIP II Contrafund Portfolio                       0.59%          0.11%          0.00%          0.70%
Fidelity VIP III Growth Opportunities Portfolio            0.59%          0.12.%         0.00%          0.71%
Morgan Stanley Dean Witter Universal Funds, Inc. -         0.80%          1.25%          0.00%          2.05%
Emerging Markets Debt Portfolio
NSAT-Nationwide Small Cap Value Fund                       0.90%          0.43%          0.00%          1.33%
Van Eck Worldwide Insurance Trust-Worldwide Hard           1.00%          0.20%          0.00%          1.20%
Assets Fund

                                   12 of 146

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum amount of variable account charges that could be assessed to a contract (1.40%). Deductions for premium taxes are not reflected but may apply.


The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.


                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
American Century Variable      88     122     158     279     25     77     131     279      *     77      131      279
Portfolios, Inc.- American
Century VP Balanced
American Century Variable      88     122     159     282     25    77     132     282      *      77      132      282
Portfolios, Inc.- American
Century VP Capital
Appreciation
American Century Variable      85     113     144     250     22    68     117     250      *      68      117      250
Portfolios, Inc.- American
Century VP Income &Growth
American Century Variable      93     137     184     330     30    92     157     330      *      92      157      330
Portfolios, Inc.- American
Century VP International
American Century Variable      88     122     159     282     25    77     132     282      *      77      132      282
Portfolios, Inc.- American
Century VP Value
Dreyfus Stock Index Fund,      80     99      120     202     17    54     93      202      *      54       93      202
Inc.
Dreyfus Variable Investment    86     116     148     259     23    71     121     259      *      71      121      259
Fund- Capital Appreciation
Portfolio
Dreyfus Variable Investment     86     116    148     259     23    71     121     259      *      71      121      259
Fund- Growth & Income
Portfolio
The Dreyfus Socially            86     116    149     261     23    71     122     261      *     71       122      261
Responsible Growth Fund, Inc.
Fidelity VIP Equity-Income      86     116    149     261     23    71     122     261      *     71       122      261
Portfolio
Fidelity VIP Growth Portfolio   80     99     120     202     17    54     93      202      *     54        93      202

                                   13 of 146

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                  applicable time period         applicable time period              time period
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Fidelity VIP High Income       86     116     149     261     23     71    122      261      *     71     122      261
Portfolio
Fidelity VIP  Overseas         84     109     137     236     21     64    110      236      *     64     110      236
Portfolio
Fidelity VIP II Asset          85     112     141     246     22     67    114      246      *     64     114      246
Manager Portfolio
Fidelity VIP II Contrafund     85     113     144     250     22     68    117      250      *     68     117      250
Portfolio
Fidelity VIP III Growth        87     119     154     271     24     74    127      271      *     74     127      271
Opportunities Portfolio
Morgan Stanley Dean Witter     84     111     140     243     21     66    113      243      *     66     113      243
Universal Funds, Inc.-
Emerging Markets Debt
Portfolio
NSAT- Capital Appreciation     85     112     141     246     22     67    114      246      *     67     114      246
Fund
NSAT- Government Bond Fund     85     113     144     250     22     68    117      250      *     68     117      250
NSAT- Money Market Fund        94     139     186     335     31     94    159      335      *     94     159      335
NSAT- Nationwide Small Cap     85     112     142     247     22     67    115      247      *     67     115      247
Value Fund
NSAT- Nationwide Small         84     109     137     236     21     64    110      236      *     64     110      236
Company Fund
NSAT- Total Return Fund        83     105     131     224     20     60    104      224      *     60     104      224
Neuberger Berman AMT-Growth    89     124     162     287     26     79    135      287      *     79     135      287
Portfolio
Neuberger Berman AMT-          89     125     163     289     26     80    136      289      *     80     136      289
Guardian Portfolio
Neuberger Berman AMT-Limited   85     111     141     245     22     66    114      245      *     66     114      245
Maturity Bond Portfolio
Neuberger Berman AMT-          87     120     155     274     24     75    128      274      *     75     128      274
Partners Portfolio
Oppenheimer VAF-Oppenheimer    88     122     159     282     25     77    132      282      *     77     132      282
Bond Fund/VA
Oppenheimer VAF- Oppenheimer   86     115     147     257     23     70    120      257      *     70     120      257
Global Securities Fund/VA
Oppenheimer VAF- Oppenheimer   87     117     151     265     24     72    154      265      *     72     124      265
Capital Appreciation Fund/VA
(formerly Oppenheimer Growth
Fund)
Oppenheimer VAF-Oppenheimer    85     114     146     255     22     69    119      255      *     69     119      255
Multiple Strategies Fund/VA
Strong Opportunity Fund II,    85     114     146     255     22     69    119      255      *     69     119      255
Inc.

                                   14 of 146

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Strong Variable Insurance      86     115     146     256     23      70     119     256      *     70     119      256
Funds, Inc.- Discovery Fund
II, Inc.
Strong Variable Insurance      86     115     147     257     23     70      120     257      *     70     120      257
Funds, Inc.- International
Stock Fund II
Van Eck Worldwide Insurance    90     128     169     301     27    83       142     301      *     83     142      301
Trust- Worldwide Bond Fund
Van Eck Worldwide Insurance    95     142     191     345     32    97       164     345      *     97     164      345
Trust- Worldwide Emerging
Markets Fund
Van Eck Worldwide Insurance    90     128     168     299     27    83       141     299      *     83     141      299
Trust- Worldwide Hard Assets
Fund
Van Kampen Life Investment     90     128     168     299     27    83       141     299      *     83     141      299
Trust- Morgan Stanley Real
Estate Securities Portfolio
Warburg Pincus                 90     127     167     298     27    82       140     298      *     84     140      298
Trust-International Equity
Portfolio
Warburg Pincus Trust-          93     138     185     333     30    93       158     333      *     93     158      333
Post-Venture Capital
Portfolio
Warburg Pincus Trust- Small    90     129     170     303     27    84       143     303      *     84     143      303
Company Growth Portfolio

*This contracts sold under this prospectus do not permit annuitization during the first two contract years

                                   15 of 146

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner(s)" will mean "participant(s)," unless the plan otherwise permits or requires the contract owner to exercise contract rights under the authority of the plan terms.

The contracts can be categorized as:

   -  Non-Qualified;
   -  401(a) Investment-only Contracts;
   - IRAs, with contributions rolled over or; transferred from certain tax-qualified plans
   -  Roth IRAs; and
   - Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                    MINIMUM INITIAL       MINIMUM
     CONTRACT          PURCHASE          SUBSEQUENT
       TYPE             PAYMENT           PAYMENTS
Non-Qualified           $15,000            $1,000
IRA                     $15,000            $1,000
Roth IRA                $15,000            $1,000
Tax Sheltered           $15,000            $1,000
Annuity
Charitable                   $0                $0
Remainder Trust
401(a)                  $100,000          $15,000
Investment-only

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annual rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for incurring administrative expenses related to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

                                   16 of 146

CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

UNDERLYING MUTUAL FUND         ACCUMULATION     ACCUMULATION     PERCENT CHANGE  NUMBER OF          YEAR
                               UNIT VALUE AT    UNIT VALUE AT    IN              ACCUMULATION
                               BEGINNING OF     END OF PERIOD    ACCUMULATION    UNITS AT END OF
                               PERIOD                            UNIT VALUE      PERIOD
Variable Portfolios, Inc. -       15.050621        17.180551         14.15%           3,311,879         1998
American Century                  13.180739        15.050621         14.19%           2,000,046         1997
VP Balanced-Q                     11.914266        13.180739         10.63%           1,516,835         1996
                                   9.975959        11.914266         19.43%             602,257         1995
                                  10.055760         9.975959         -0.79%             190,646         1994
                                  10.000000        10.055760          0.56%                   0         1993

American Century                  15.050621        17.180551         14.15%           2,684,128         1998
Variable Portfolios,              13.180739        15.050621         14.19%           2,838,431         1997
Inc.- American Century            11.914266        13.180739         10.63%           2,144,874         1996
VP Balanced-NQ                     9.975959        11.914266         19.43%             989,420         1995
                                  10.055760         9.975959         -0.79%             353,974         1994
                                  10.000000        10.055760          0.56%                   0         1993

American Century                  11.511011        11.105046         -3.53%           5,691,252         1998
Variable Portfolios,              12.067726        11.511011         -4.61%           2,614,244         1997
Inc.- American Century            12.792935        12.067726         -5.67%           2,639,035         1996
VP Capital                         9.896469        12.792935         29.27%           1,787,046         1995
Appreciation-Q                    10.155359         9.896469         -2.55%             581,271         1994
                                  10.000000        10.155359          1.55%                   0         1993

American Century                  11.511011        11.105046         -3.53%           3,199,790         1998
Variable Portfolios,              12.067726        11.511011         -4.61%           3,809,872         1997
Inc.- American Century            12.792935        12.067726         -5.67%           4,282,747         1996
VP Capital Appreciation - NQ       9.896469        12.792935         29.27%           2,955,898         1995
                                  10.155359         9.896469         -2.55%             984,162         1994
                                  10.000000        10.155359          1.55%                   0         1993

American Century Variable         10.000000        10.818483          8.18%             851,923         1998(2)
Portfolios, Inc. - American
Century VP Income & Growth
Fund - Q

American Century Variable         10.000000        10.818483          8.18%           1,195,005         1998(2)
Portfolios, Inc. - American
Century VP Income & Growth
Fund - NQ

American Century                  13.705793        16.049229         17.10%           4,804,748         1998
Variable Portfolios,              11.716901        13.705793         16.97%           2,815,042         1997
Inc.- American Century            10.387676        11.716901         12.80%           1,434,727         1996
VP International-Q                 9.388381        10.387676         10.64%             647,594         1995
                                  10.000000         9.388381         -6.12%              93,487         1994

American Century                  13.705793        16.049229         17.10%           3,904,415         1998
Variable Portfolios,              11.716901        13.705793         16.97%           4,053,845         1997
Inc.- American Century            10.387676        11.716901         12.80%           2,170,866         1996
VP International-NQ                9.388381        10.387676         10.64%           1,011,780         1995
                                  10.000000         9.388381         -6.12%             227,593         1994

American Century                  12.608786        13.030493          3.34%           1,289,505         1998
Variable Portfolio,               10.142340        12.608786         24.32%           1,430,623         1997
Inc.- American Century            10.000000        10.142340          1.42%               4,681         1996(1)
VP Value-Q

                                   17 of 146

UNDERLYING MUTUAL FUND     ACCUMULATION      ACCUMULATION     PERCENT CHANGE   NUMBER OF         YEAR
                           UNIT VALUE AT     UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                           BEGINNING OF      END OF PERIOD    UNIT VALUE       UNITS AT END OF
                           PERIOD                                              PERIOD
American Century           12.608786        13.030493           3.34%          1,042,979         1998
Variable Portfolio, Inc, - 10.142340        12.608786          24.32%          1,650,353         1997
American Century VP        10.000000        10.142340           1.42%             10,752         1996(1)
Value-NQ

Dreyfus Stock Index        21.459607        27.128900          26.42%         16,760,500         1998
Fund, Inc.-Q               16.369120        21.459607          31.10%         11,980,808         1997
                           13.549203        16.369120          20.81%          5,666,553         1996
                           10.046079        13.549203          34.87%          1,651,153         1995
                           10.099271        10.046079          -0.53%            142,221         1994
                           10.000000        10.099271           0.99%                  0         1993

Dreyfus Stock Index        21.459607        27.128900          26.42%         11,496,653         1998
Fund, Inc.-NQ              16.369120        21.459607          31.10%         16,840,871         1997
                           13.549203        16.369120          20.81%          8,243,399         1996
                           10.046079        13.549203          34.87%          2,487,342         1995
                           10.099271        10.046079          -0.53%            276,005         1994
                           10.000000        10.099271           0.99%                  0         1993

Dreyfus Variable           10.187254        13.079978          28.40%          3,218,773         1998
Investment Fund-           10.000000        10.187254           1.87%            282,102         1997(1)
Capital Appreciation
Portfolio-Q

Dreyfus Variable           10.187254        13.079978          28.40%          3,158,512         1998
Investment Fund-           10.000000        10.187254           1.87%            346,889         1997(1)
Capital Appreciation
Portfolio-NQ

Dreyfus Variable           11.443262        12.616052          10.25%          1,530,286         1998
Investment Fund-           9.986704         11.443262          14.58%          1,288,755         1997
Growth & Income            10.000000         9.986704          -0.13%              1,683         1996(1)
Portfolio-Q

Dreyfus Variable           11.443262        12.616052          10.25%          1,010,647         1998
Investment Fund-           9.986704         11.443262          14.58%          1,736,408         1997
Growth & Income            10.000000         9.986704          -0.13%              1,403         1996(1)
Portfolio-NQ

The Dreyfus Socially       20.377644        25.996040          27.57%          3,208,339         1998
Responsible Growth         16.091197        20.377644          26.64%          1,955,501         1997
Fund, Inc.-Q               13.462638        16.091197          19.52%            863,844         1996
                           10.146464        13.462638          32.68%            195,462         1995
                           10.138790        10.146464           0.08%             56,245         1994
                           10.000000        10.138790           1.39%                  0         1993

The Dreyfus Socially       20.377644        25.996040          27.57%          1,734,954         1998
Responsible Growth         16.091197        20.377644          26.64%          2,524,371         1997
Fund, Inc.-NQ              13.462638        16.091197          19.52%          1,278,742         1996
                           10.146464        13.462638          32.68%            331,788         1995
                           10.138790        10.146464           0.08%            106,285         1994
                           10.000000        10.138790           1.39%                  0         1993

Fidelity VIP Equity-       20.400657        22.453988          10.07%         23,119,147         1998
Income Portfolio-Q         16.150507        20.400657          26.32%         21,713,028         1997
                           14.333670        16.150507          12.68%         16,618,114         1996
                           10.760332        14.333670          33.21%          8,772,439         1995
                           10.192462        10.760332           5.57%          2,320,419         1994
                           10.000000        10.192462           1.92%                  0         1993

                                   18 of 146

UNDERLYING MUTUAL FUND     ACCUMULATION      ACCUMULATION     PERCENT CHANGE   NUMBER OF        YEAR
                           UNIT VALUE AT     UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                           BEGINNING OF      END OF PERIOD    UNIT VALUE       UNITS AT END OF
                           PERIOD                                              PERIOD

Fidelity VIP Equity-       20.400657        22.453988          10.07%        17,190,931         1998
Income Portfolio-NQ        16.150507        20.400657          26.32%        29,805,895         1997
                           14.333670        16.150507          12.68%        22,169,855         1996
                           10.760332        14.333670          33.21%        12,709,387         1995
                           10.192462        10.760332           5.57%         3,315,450         1994
                           10.000000        10.192462           1.92%                 0         1993

Fidelity VIP Growth         18.53116        25.487577          37.54%        17,532,628         1998
Portfolio-Q                15.220265        18.531166          21.75%        13,935,642         1997
                           13.458405        15.220265          13.09%        12,013,122         1996
                           10.082986        13.458405          33.48%         6,525,239         1995
                           10.227729        10.082986          -1.42%         2,012,595         1994
                           10.000000        10.227729           2.28%                 0         1993

Fidelity VIP Growth         18.53116        25.487577          37.54%        11,328,287         1998
Portfolio-NQ               15.220265        18.531166          21.75%        19,539,694         1997
                           13.458405        15.220265          13.09%        17,297,852         1996
                           10.082986        13.458405          33.48%        10,395,158         1995
                           10.227729        10.082986          -1.42%         3,322,957         1994
                           10.000000        10.227729           2.28%                 0         1993

Fidelity VIP  High         15.270686        14.405141          -5.67%         6,464,105         1998
Income Portfolio-Q         13.162137        15.270686          16.02%        10,404,298         1997
                           11.707151        13.162137          12.43%         8,108,419         1996
                            9.844496        11.707151          18.92%         4,074,649         1995
                           10.140663         9.844496          -2.92%         1,188,719         1994
                           10.000000        10.140663           1.41%                 0         1993

Fidelity VIP High          15.270686        14.405141          -5.67%         6,457,997         1998
Income Portfolio-NQ        13.162137        15.270686          16.02%        15,763,691         1997
                           11.707151        13.162137          12.43%        11,738,433         1996
                            9.844496        11.707151          18.92%         5,647,831         1995
                           10.140663         9.844496          -2.92%         1,667,761         1994
                           10.000000        10.140663           1.41%                 0         1993

Fidelity VIP Overseas      13.990014        15.553060          11.17%        11,283,013         1998
Portfolio-Q                12.718928        13.990014           9.99%         4,225,490         1997
                           11.394419        12.718928          11.62%         3,807,002         1996
                           10.536141        11.394419           8.15%         3,053,190         1995
                           10.504149        10.536141           0.30%         1,746,850         1994
                           10.000000        10.504149           5.04%                 0         1993

Fidelity VIP Overseas      13.990014        15.553060          11.17%         9,318,467         1998
Portfolio-NQ               12.718928        13.990014           9.99%         6,516,303         1997
                           11.394419        12.718928          11.62%         5,707,057         1996
                           10.536141        11.394419           8.15%         4,289,622         1995
                           10.504149        10.536141           0.30%         2,782,899         1994
                           10.000000        10.504149           5.04%                 0         1993

Fidelity VIP II Asset      14.837912        16.832250          13.44%        18,785,187         1998
Manager Portfolio-Q        12.472730        14.837912          18.96%         8,255,827         1997
                           11.038610        12.472730          12.99%         6,899,163         1996
                            9.571852        11.038610          15.32%         5,437,140         1995
                           10.337032         9.571852          -7.40%         3,610,795         1994
                           10.000000        10.337032           3.37%                 0         1993

                                   19 of 146

UNDERLYING MUTUAL FUND     ACCUMULATION      ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                           UNIT VALUE AT     UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                           BEGINNING OF      END OF PERIOD    UNIT VALUE       UNITS AT END OF
                           PERIOD                                              PERIOD

Fidelity VIP II Asset         14.837912         16.832250         13.44%         10,977,395         1998
Manager                       12.472730         14.837912         18.96%         10,687,021         1997
Portfolio-NQ                  11.038610         12.472730         12.99%          9,363,900         1996
                               9.571852         11.038610         15.32%          7,152,807         1995
                              10.337032          9.571852         -7.40%          5,121,023         1994
                              10.000000         10.337032          3.37%                  0         1993

Fidelity VIP II Contrafund    16.200355         20.762500         28.16%         15,609,123         1998
Portfolio-Q                   13.235075         16.200355         22.40%         12,933,714         1997
                              11.065996         13.235075         19.60%          8,168,270         1996
                              10.000000         11.065996         10.66%          1,651,204         1995

Fidelity VIP II Contrafund    16.200355         20.762500         28.16%         11,340,649         1998
Portfolio-NQ                  13.235075         16.200355         22.40%         17,222,256         1997
                              11.065996         13.235075         19.60%         11,178,148         1996
                              10.000000         11.065996         10.66%          2,730,876         1995

Fidelity VIP III Growth       10.926972         13.426082         22.87%          2,942,745         1998
Opportunities Portfolio-Q     10.000000         10.926972          9.27%          1,110,975         1997(1)

Fidelity VIP III Growth       10.926972         13.426082         22.87%          2,183,868         1998
Opportunities Portfolio-NQ    10.000000         10.926972          9.27%          1,433,477         1997(1)

Morgan Stanley Dean            9.805852          6.924574        -29.38%            417,556         1998
Witter                        10.000000          9.805852         -1.94%            116,227         1997(1)
Universal Funds, Inc.-
Emerging
Debt Portfolio-Q

Morgan Stanley Universal       9.805858          6.924574        -29.38%            283,779         1998
Funds, Inc.- Emerging         10.000000          9.805852         -1.94%            317,019         1997(1)
Markets
Debt Portfolio-NQ

NSAT-                         21.128614         27.075632         28.15%          6,725,123         1998
Capital Appreciation          15.932775         21.128614         32.61%          3,473,388         1997
Fund-Q                        12.811228         15.932775         24.37%          1,424,586         1996
                              10.044095         12.811228         27.55%            217,088         1995
                              10.278752         10.044095         -2.28%            147,498         1994
                              10.000000         10.278752          2.79%                  0         1993

NSAT-                         21.128614         27.075632         28.15%          5,812,770         1998
Capital Appreciation          15.932775         21.128614         32.61%          4,537,489         1997
Fund-NQ                       12.811228         15.932775         24.37%          1,750,256         1996
                              10.044095         12.811228         27.55%            324,265         1995
                              10.278752         10.044095         -2.28%            182,857         1994
                              10.000000         10.278752          2.79%                  0         1993

NSAT- Government              12.352251         13.264325          7.38%          4,202,514         1998
Bond Fund-Q                   11.423331         12.352251          8.13%          3,380,799         1997
                              11.196001         11.423331          2.03%          2,626,441         1996
                               9.562079         11.196001         17.09%          1,375,356         1995
                              10.021251          9.562079         -4.58%            592,092         1994
                              10.000000         10.021251          0.21%                  0         1993

NSAT- Government              12.352251         13.264325          7.38%          3,353,428         1998
Bond Fund-NQ                  11.423331         12.352251          8.13%          3,808,969         1997
                              11.196001         11.423331          2.03%          3,145,104         1996
                               9.562079         11.196001         17.09%          1,845,640         1995
                              10.021251          9.562079         -4.58%            794,271         1994
                              10.000000         10.021251          0.21%                  0         1993

                                   20 of 146

UNDERLYING MUTUAL FUND     ACCUMULATION      ACCUMULATION     PERCENT CHANGE   NUMBER OF            YEAR
                           UNIT VALUE AT     UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                           BEGINNING OF      END OF PERIOD    UNIT VALUE       UNITS AT END OF
                           PERIOD                                              PERIOD

NSAT- Money Market             11.491365        11.927856           3.80%        10,938,889         1998
Fund-Q*                        11.072205        11.491365           3.79%        11,607,724         1997
                               10.683538        11.072205           3.64%        12,748,020         1996
                               10.254838        10.683538           4.18%         7,418,948         1995
                               10.011385        10.254838           2.43%         3,886,019         1994
                               10.000000        10.011385           0.11%                 0         1993

NSAT- Money Market             11.491365        11.927856           3.80%        12,513,821         1998
Fund-NQ*                       11.072205        11.491365           3.79%        17,151,671         1997
                               10.683538        11.072205           3.64%        18,836,301         1996
                               10.254838        10.683538           4.18%        11,573,455         1995
                               10.011385        10.254838           2.43%         7,565,949         1994
                               10.000000        10.011385           0.11%                 0         1993

NSAT - Nationwide Small        10.000000         8.523007         -14.77%           405,997         1998(2)
Cap Value Fund - Q

NSAT - Nationwide Small        10.000000         8.523007         -14.77%           600,393         1998(2)
Cap Value Fund - NQ

NSAT- Nationwide Small         15.985143        15.920417          -0.40%         4,961,782         1998
Company Fund-Q                 13.815158        15.985143          15.71%         4,030,537         1997
                               11.408018        13.815158          21.10%         2,079,253         1996
                               10.000000        11.408018          14.08%            61,355         1995

NSAT- Nationwide Small         15.985146        15.920417          -0.40%         3,151,728         1998
Company Fund-NQ                13.815158        15.985143          15.71%         5,436,630         1997
                               11.408018        13.815158          21.10%         3,209,131         1996
                               10.000000        11.408018          14.08%           274,709         1995

NSAT- Total                     19.62604        22.849095          16.42%         4,459,090         1998
Return Fund-Q                  15.378605        19.626064          27.62%         9,306,942         1997
                               12.801951        15.378605          20.13%         4,698,191         1996
                               10.057257        12.801951          27.29%         1,799,440         1995
                               10.091256        10.057257          -0.34%           441,098         1994
                               10.000000        10.091256           0.91%                 0         1993

NSAT- Total                    19.626064        22.849095          16.42%         3,296,114         1998
Return Fund-NQ                 15.378605        19.626064          27.62%        11,239,856         1997
                               12.801951        15.378605          20.13%         6,080,735         1996
                               10.057257        12.801951          27.29%         2,431,303         1995
                               10.091256        10.057257          -0.34%           657,733         1994
                               10.000000        10.091256           0.91%                 0         1993

Neuberger Berman AMT-          16.816500        19.155589          13.91%         4,739,527         1998
Growth Portfolio-Q             13.220449        16.816500          27.20%         2,761,902         1997
                               12.286164        13.220449           7.60%         1,819,563         1996
                                9.458916        12.286164          29.89%         1,628,798         1995
                               10.096549         9.458916          -6.32%           264,982         1994
                               10.000000        10.096549           0.97%                 0         1993

Neuberger Berman AMT-          16.816500        19.155589          13.91%         3,535,046         1998
Growth Portfolio-NQ            13.220449        16.816500          27.20%         4,175,280         1997
                               12.286164        13.220449           7.60%         3,383,799         1996
                                9.458916        12.286164          29.89%         2,653,678         1995
                               10.096549         9.458916          -6.32%           616,908         1994
                               10.000000        10.096549           0.97%                 0         1993

Neuberger Berman - AMT         10.000000         9.276124          -7.24%           928,355         1998(2)
Guardian Portfolio-Q

                                   21 of 146

UNDERLYING MUTUAL FUND     ACCUMULATION      ACCUMULATION     PERCENT CHANGE   NUMBER OF             YEAR
                           UNIT VALUE AT     UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                           BEGINNING OF      END OF PERIOD    UNIT VALUE       UNITS AT END OF
                           PERIOD                                              PERIOD

Neuberger Berman - AMT         10.000000         9.276124          -7.24%            782,161         1998(2)
Guardian Portfolio-NQ

Neuberger Berman AMT-          11.674415        12.016412           2.93%          3,027,892         1998
Limited Maturity Bond          11.092313        11.674415           5.25%          2,638,749         1997
Portfolio-Q                    10.786223        11.092313           2.84%          2,722,579         1996
                                9.860649        10.786223           9.39%          2,080,555         1995
                               10.015749         9.860649          -1.55%          1,228,030         1994
                               10.000000        10.015749           0.16%                  0         1993

Neuberger Berman AMT-          11.674415        12.016412           2.93%          2,828,271         1998
Limited Maturity Bond          11.092313        11.674415           5.25%          3,901,992         1997
Portfolio-NQ                   10.786223        11.092313           2.84%          4,876,119         1996
                                9.860649        10.786223           9.39%          3,264,440         1995
                               10.015749         9.860649          -1.55%          1,355,362         1994
                               10.000000        10.015749           0.16%                  0         1993

Neuberger Berman AMT-          22.277405        22.890094           2.75%          7,610,496         1998
Partners Portfolio-Q           17.213970        22.277405          29.41%          7,939,693         1997
                               13.474969        17.213970          27.75%          3,997,138         1996
                               10.013591        13.474969          34.57%          1,257,295         1995
                               10.000000        10.013591           0.14%             33,992         1994

Neuberger Berman AMT-          22.277405        22.890094           2.75%          5,337,515         1998
Partners Portfolio-NQ          17.213970        22.277405          29.41%         11,091,380         1997
                               13.474969        17.213970          27.75%          5,741,323         1996
                               10.013591        13.474969          34.57%          1,579,425         1995
                               10.000000        10.013591           0.14%             89,689         1994

Oppenheimer Variable Account   12.497968        13.161293           5.31%          4,366,241         1998
Funds- Oppenheimer Bond        11.601791        12.497968           7.72%          5,296,817         1997
Fund/VA-Q                      11.228877        11.601791           3.32%          3,583,135         1996
                                9.733460        11.228877          15.36%          1,725,638         1995
                               10.066342         9.733460          -3.31%            438,846         1994
                               10.000000        10.066342           0.66%                  0         1993

Oppenheimer Variable Account   12.497968        13.161293           5.31%          3,654,118         1998
Funds- Oppenheimer Bond        11.601791        12.497968           7.72%          6,726,718         1997
Fund/VA -NQ                    11.228877        11.601791           3.32%          4,341,063         1996
                                9.733460        11.228877          15.36%          2,135,137         1995
                               10.066342         9.733460          -3.31%            538,413         1994
                               10.000000        10.066342           0.66%                  0         1993

Oppenheimer                    14.691771        16.529444          12.51%          9,503,851         1998
Variable Account               12.171005        14.691771          20.71%          6,984,145         1997
Funds- Oppenheimer             10.479380        12.171005          16.14%          4.661,410         1996
Global Securities              10.394970        10.479380           0.81%          2,901,407         1995
Fund/VA -Q                     11.182167        10.394970          -7.04%          1,500,105         1994
                               10.000000        11.182167          11.82%                  0         1993

Oppenheimer                    14.691771        16.529444          12.51%          5,697,473         1998
Variable Account               12.171005        14.691771          20.71%          9,087,704         1997
Funds- Oppenheimer             10.479380        12.171005          16.14%          6,079,421         1996
Global Securities              10.394970        10.479380           0.81%          3,528,736         1995
Fund/VA -NQ                    11.182167        10.394970          -7.04%          2,319,507         1994
                               10.000000        11.182167          11.82%                  0         1993

Oppenheimer Variable Account   10.422959        12.743636          22.27%          1,553,053         1998
Funds- Oppenheimer Capital     10.000000        10.422959           4.23%            291,665         1997*
Appreciation Fund/VA
(formerly Oppenheimer Growth
Fund)- Q

                                   22 of 146

UNDERLYING MUTUAL FUND           ACCUMULATION      ACCUMULATION     PERCENT CHANGE   NUMBER OF          YEAR
                                 UNIT VALUE AT     UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                 BEGINNING OF      END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                 PERIOD                                              PERIOD

Oppenheimer Variable Account       10.422959        12.743636          22.27%         1,122,440         1998
Funds- Oppenheimer Capital         10.000000        10.422959           4.23%           463,976         1997*
Appreciation Fund/VA
(formerly Oppenheimer Growth
Fund)-NQ

Oppenheimer Variable Account       15.482895        16.281980           5.16%         4,734,705         1998
Funds- Oppenheimer Multiple        13.395639        15.482895          15.58%         4,408,475         1997
Strategies Fund/VA-Q               11.763879        13.395639          13.87%         2,607,467         1996
                                   9.830640         11.763879          19.67%         1,296,727         1995
                                   10.167774         9.830640          -3.32%           567,718         1994
                                   10.000000        10.167774           1.68%                 0         1993

Oppenheimer Variable Account       15.482895        16.281980           5.16%         3,383,989         1998
Funds- Oppenheimer Multiple        13.395639        15.482895          15.58%         5,254,667         1997
Strategies Fund -NQ                11.763879        13.395639          13.87%         3,408,601         1996
                                   9.830640         11.763879          19.67%         1,911,329         1995
                                   10.167774         9.830640          -3.32%           737,041         1994
                                   10.000000        10.167774           1.68%                 0         1993

Strong Opportunity Fund II,        19.146013        21.434632          11.95%        10,757,453         1998
Inc.- Q                            15.477893        19.146013          23.70%         5,827,943         1997
                                   13.287288        15.477893          16.49%         5,059,293         1996
                                   10.710138        13.287288          24.06%         3,116,534         1995
                                   10.484543        10.710138           2.15%         1,448,992         1994
                                   10.000000        10.484543           4.85%                 0         1993

Strong Opportunity Fund II,        19.146046        21.434632          11.95%         6,829,157         1998
Inc.-NQ                            15.477893        19.146013          23.70%         8,020,904         1997
                                   13.287288        15.477893          16.49%         6,638,439         1996
                                   10.710138        13.287288          24.06%         4,296,074         1995
                                   10.484543        10.710138           2.15%         2,121,641         1994
                                   10.000000        10.484543           4.85%                 0         1993

Strong Variable                    14.662845        15.507147           5.76%         3,330,495         1998
Insurance Funds, Inc.-             13.350547        14.662845           9.83%         2,014,470         1997
Discovery Fund II, Inc.-Q          13.432714        13.350547          -0.61%         2,193,936         1996
                                   10.071698        13.432714          33.37%         1,701,819         1995
                                   10.796000        10.071698          -6.71%           521,530         1994
                                   10.000000        10.796000           7.96%                 0         1993

Strong Variable                    14.662845        15.507147           5.76%         2,561,304         1998
Insurance Funds, Inc.-             13.350547        14.662845           9.83%         3,067,461         1997
Discovery Fund II, Inc.-NQ         13.432714        13.350547          -0.61%         3,358,454         1996
                                   10.071698        13.432714          33.37%         2,670,161         1995
                                   10.796000        10.071698          -6.71%           904,088         1994
                                   10.000000        10.796000           7.96%                 0         1993

Strong Variable Insurance           9.488178         8.908351          -6.11%         1,115,317         1998
Funds, Inc.- International         11.127252         9.488178         -14.73%        11,758,187         1997
Stock Fund II-Q                    10.224570        11.127252           8.83%         1,170,883         1996
                                   10.000000        10.224570           2.25%            25,615         1995

Strong Variable Insurance           9.488178         8.908351          -6.11%           824,150         1998
Funds, Inc.- International         11.127252         9.488178         -14.73%        15,775,187         1997
Stock Fund II-NQ                   10.224570        11.127252           8.83%         1,645,592         1996
                                   10.000000        10.224570           2.25%            53,080         1995

                                   23 of 146

UNDERLYING MUTUAL FUND        ACCUMULATION      ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                              UNIT VALUE AT     UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                              BEGINNING OF      END OF PERIOD    UNIT VALUE       UNITS AT END OF
                              PERIOD                                              PERIOD

Van Eck Worldwide               11.708039        13.016609          11.18%         1,824,058          1998
Insurance Trust -               11.597396        11.708039           0.95%         1,224,872          1997
Worldwide Bond                  11.473340        11.597396           1.08%         1,142,334          1996
Fund-Q                           9.919400        11.473340          15.67%           688,208          1995
                                10.194477         9.919400          -2.70%           237,637          1994
                                10.000000        10.194477           1.94%                 0          1993

Van Eck Worldwide               11.708039        13.016609          11.18%         1,736,777          1998
Insurance Trust-                11.597396        11.708039           0.95%         1,881,869          1997
Worldwide Bond                  11.473340        11.597396           1.08%         1.639,285          1996
Fund-NQ                          9.919400        11.473340          15.67%           986,151          1995
                                10.194477         9.919400          -2.70%           473,752          1994
                                10.000000        10.194477           1.94%                 0          1993

Van Eck Worldwide                8.783348         5.704452         -35.05%         1,862,823          1998
Insurance Trust- Worldwide      10.077608         8.783348         -12.84%         1,951,581          1997
Emerging Markets Fund-Q         10.000000        10.077608           0.78%           343,730          1996*

Van Eck Worldwide                8.783348         5.704452         -35.05%         1,394,148          1998
Insurance Trust- Worldwide      10.077608         8.783348         -12.84%         2,439,264          1997
Emerging Markets Fund-NQ        10.000000        10.077608           0.78%           353,687          1996*

Van Eck Worldwide               12.924490         8.796887         -31.94%         1,976,563          1998
Insurance Trust-                13.331794        12.924490          -3.06%         1,258,548          1997
Worldwide Hard Assets           11.453100        13.331794          16.40%         1,203,366          1996
Fund-Q                          10.464922        11.453100           9.44%           720,611          1995
                                11.147499        10.464922          -6.12%           416,949          1994
                                10.000000        11.147499          11.47%                 0          1993

Van Eck Worldwide               12.924490         8.796887         -31.94%         1,953,375          1998
Insurance Trust-                13.331794        12.924490          -3.06%         2,082,493          1997
Worldwide Hard Assets           11.453100        13.331794          16.40%         1,997,123          1996
Fund-NQ                         10.464922        11.453100           9.44%         1,314,047          1995
                                11.147499        10.464922          -6.12%           771,280          1994
                                10.000000        11.147499          11.47%                 0          1993

Van Kampen                      17.856659        15.560452         -12.86%         2,429,141          1998
Life Investment                 14.908696        17.856659          19.77%         3,169,047          1997
Trust-Morgan Stanley Real       10.759998        14.908696          38.56%         1,646,291          1996
Estate Securities               10.000000        10.759998           7.60%            69,755          1995
Portfolio-Q

Van Kampen                      17.856559        15.560452         -12.86%         2,423,893          1998
Life Investment                 14.908696        17.856659          19.77%         4,254,738          1997
Trust-Morgan Stanley Real       10.759998        14.908696          38.56%         2,361,457          1996
Estate Securities               10.000000        10.759998           7.60%           131,252          1995
Portfolio-NQ

Warburg Pincus Trust-           11.135857        11.567145           3.87%         4,923,915          1998
International Equity            11.554772        11.135857          -3.63%         5,873,960          1997
Portfolio-Q                     10.655759        11.554772           8.44%         4,575,313          1996
                                10.000000        10.655759           6.56%           707,567          1995

                                   24 of 146

UNDERLYING MUTUAL FUND   ACCUMULATION      ACCUMULATION     PERCENT CHANGE   NUMBER OF         YEAR
                         UNIT VALUE AT     UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                         BEGINNING OF      END OF PERIOD    UNIT VALUE       UNITS AT END OF
                         PERIOD                                              PERIOD

Warburg Pincus Trust-    11.135857         11.567145           3.87%         3,738,519         1998
International Equity     11.554772         11.135857          -3.63%         8,729,469         1997
Portfolio-NQ             10.655759         11.554772           8.44%         7,026,060         1996
                         10.000000         10.655759           6.56%         1,351,263         1995

Warburg Pincus Trust-    11.357831         11.927880           5.02%           531,483         1998
Post-Venture Capital     10.163549         11.357831          11.75%           267,447         1997
Portfolio-Q              10.000000         10.163549           1.64%           258,812         1996*

Warburg Pincus Trust-    11.357897         11.927880           5.02%           448,154         1998
Post-Venture Capital     10.163549         11.357831          11.75%           313,129         1997
Portfolio-NQ             10.000000         10.163549           1.64%           266,629         1996*

Warburg Pincus Trust-    15.910364         15.240137          -4.21%         5,715,168         1998
Small Company Growth     13.952718         15.910364          14.03%         4,888,419         1997
Portfolio-Q              12.423899         13.952718          12.31%         3,578,020         1996
                         10.000000         12.423899          24.24%           972,182         1995

Warburg Pincus Trust-    15.910364         15.240137          -4.21%         4,595,026         1998
Small Company Growth     13.952718         15.910364          14.03%         7,458,638         1997
Portfolio-NQ             12.423899         13.952718          12.31%         5,095,747         1996
                         10.000000         12.423899          24.24%         1,536,271         1995

(1) The Dreyfus Variable Investment Fund - Capital Appreciation Portfolio, Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio, and Oppenheimer Variable Account Funds Oppenheimer Capital Appreciation Fund/VA (formerly - Oppenheimer Growth Fund) were added to the variable account on July 14, 1997. Consequently, the condensed financial information reflect the reporting period from July 14, 1997 to December 31, 1997. The American Century Variable Portfolio, Inc. - American Century VP Value, Dreyfus Variable Investment Fund - Growth & Income Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Warburg Pincus Trust - Post-Venture Capital Portfolio were added to variable account on December 23, 1996. Consequently, the condensed financial information reflects the reporting period from December 23, 1996 to December 31, 1996.

(2) The American Century Variable Portfolios, Inc. - American Century VP Income & Growth, NSAT - Nationwide Small Cap Value Fund and Neuberger & Berman AMT
    - Guardian Portfolio were added to the variable account on May 1, 1998. Consequently the condensed financial information reflects the reporting period from May 1, 1998 through December 31, 1998.

*The 7-day yield on the Money Market Fund as of December 31, 1998 was 3.42%.

                                   25 of 146

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account - II is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on October 7, 1981, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Annuities, Investment-only contracts, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

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                                   26 of 146

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter after the maturity date.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options are not available in the states of Oregon or Washington.

                                   27 of 146

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

- Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is

                                   28 of 146
equal to an annual rate of 1.25% of the daily net assets of the variable account.

The mortality risk charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. The mortality risk charge compensates Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charge is equal to an annual rate of 0.45% of the daily net assets of the variable account. The expense risk charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.15% of the daily net assets of the variable account.

The Administration Charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.


The CDSC applies as follows:

 NUMBER OF YEARS FROM DATE             CDSC
    OF PURCHASE PAYMENT             PERCENTAGE
             0                          7%
             1                          6%
             2                          5%
             3                          4%
             4                          3%
             5                          2%
             6                          1%
             7                          0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:
   (a) 10% of all purchase payments; or
   (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:
   (1) upon the annuitization of contracts which have been in force for at least two years;
   (2) upon payment of a death benefit; or
   (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable

                                   29 of 146
account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity contracts issued prior to February 20, 1996, or issued in state jurisdictions prior to the approval by insurance regulatory authorities of applicable contract forms, Nationwide will waive the CDSC when:

   a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));

   b) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

   c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

   d) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

   e)   the plan participant dies; or

   f) the contract is annuitized after 2 years from the inception of the contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:
   (1) the time the contract is surrendered;
   (2) annuitization; or
   (3) such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

                                   30 of 146

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

   -  on a Nationwide form;

   -  signed by the contract owner; and

   -  received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

   -  Joint owners can only be named for Non-Qualified Contracts;

   - Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

   - The exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

   - An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

   - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner. However, if the contingent owner dies before the contract owner, and there is no surviving joint owner, all of the contract benefits that would have gone to the contingent owner will go to the contract owner's estate.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

                                   31 of 146

If no beneficiaries or contingent beneficiaries survives the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT
MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                    MINIMUM INITIAL        MINIMUM
     CONTRACT          PURCHASE           SUBSEQUENT
       TYPE            PAYMENT             PAYMENTS
Non-Qualified           $15,000            $1,000
IRA                     $15,000            $1,000
Roth IRA                $15,000            $1,000
Tax Sheltered           $15,000            $1,000
Annuity
Charitable                 $0                $0
Remainder Trust
401(a)                  $100,000          $15,000
Investment-only

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                -  Independence Day
-  Martin Luther King, Jr. Day   -  Labor Day
-  Presidents' Day               -  Thanksgiving
-  Good Friday                   -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at

                                   32 of 146
net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, the fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

   1) the value of amounts allocated to the sub-accounts of the variable account;

   2) amounts allocated to the fixed account; and

   3) amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   (a)  is:

       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

   (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate of 1.40% of the daily net assets of the variable account.

   Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

   1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

   2) adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

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   1)  adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

   2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

   3)  subtracting charges deducted in accordance with the contract.

TRANSFERS

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. The maximum transferable amount will not be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Under no circumstances will the transfer limit be less 10% of the current value of the variable account and Guaranteed Term Option allocation, for any 12 month period which the transfer limit is imposed, but not including transfers made prior to the imposition of the transfer limit. However, Nationwide may refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

For transfers involving the variable account, Nationwide determines contract value as of the date the completed transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed

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interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

  - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

  - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

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    a)  the amount requested; or

    b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

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Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                CONTRACT     MAXIMUM OUTSTANDING LOAN
                VALUES       BALANCE ALLOWED
NON-ERISA       up to        up to 80% of contract
PLANS           $20,000      value (not more than
                             $10,000)
                $20,000      up to 50% of contract
                and over     value (not more than
                             $50,000*)

ERISA PLANS     All          up to 50% of contract
                             value (not more than
                             $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT-Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

   -  the contract is surrendered;

   -  the contract owner/annuitant dies;

   -  the contract owner who is not the annuitant dies prior to annuitization;
      or

   -  annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

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GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying

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mutual funds: Fidelity VIP High Income Portfolio, NSAT- government Bond Fund,
NSAT- Money Market Fund, Neuberger Berman AMT- Limited Maturity Bond Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options. The minimum monthly transfer is $100.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owner that wish to utilize dollar cost averaging from the fixed account should first inquire as to whether any enhanced rate dollar cost averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

   1) 10% of all purchase payments made to the contract as of the withdrawal date;

   2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

   3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

         CONTRACT OWNER'S           PERCENTAGE OF
               AGE                  CONTRACT VALUE
          Under age 59 1/2                5%
      Age 59 1/2 through age 61           7%
      Age 62 through age 64               8%
      Age 65 through age 74              10%
         Age 75 and over                 13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by

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Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   (1) an annuity payment option; and

   (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday basis" by:

   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday basis" by:

   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first

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payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

   - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

   - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

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Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date the home office receives:

   1)   proper proof of the annuitant's death;
   2)   an election specifying the distribution method; and
   3)   any state required forms(s).

If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

The beneficiary may elect to receive the death benefit:

   (1)  in a lump sum;

   (2)  as an annuity; or

   (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

For contracts issued on or after May 1, 1998 or the date on which state insurance authorities approved applicable contract modifications:

   - If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

   1)  the contract value;

   2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

   3) the contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that five year contract anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

  - If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

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For contracts issued prior to May 1, 1998 or a date prior to which state insurance authorities approved applicable contract modifications:

  - If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

   1)   the contract value;

   2)   the sum of all purchase payments, less amounts surrendered; or

   3) the contract value as of the most recent five year contract anniversary, less amounts surrendered since that five year contract anniversary.

  - If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

   1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

   2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

       a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; or

       b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

   a) the death of the annuitant will be treated as the death of a contract owner;

   b) any change of annuitant will be treated as the death of a contract owner; and

   c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

   a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

   b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

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Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

   a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

   b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

   a)   the annuitant's life expectancy, or if applicable;

   b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

   a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

   b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

   a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

   b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

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       1)  treat the contract as an Individual Retirement Annuity established for his or her benefit; or

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

       1)  treat the contract as a Roth IRA established for his or her benefit;
           or

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Tax Considerations").

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FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax adviser to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs; (2) Roth IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of these Individual Retirement Annuities must annually report to the Internal Revenue Service:

   -  the amount of nondeductible purchase payments;

   -  the amount of any distributions;

   - the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

   -  the total balance in all Individual Retirement Annuities.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

   (i) it is made on or after the date on which the contract owner attains age 59 1/2;

   (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

   (iii) it is attributable to the contract owner's disability; or

   (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

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Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered.
Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income and no additional payments are due after his or her death, then he or she may be entitled to a deduction for the balance of the investment on his or her final income tax return.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution

     1)  is the result of a contract owner's death;

     2)  is the result of a contract owner's disability;

     3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner),

     4)  is for the purchase of an immediate annuity; or

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     5)  is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death. These rules are described in "Required Distributions for Non-Qualified Contracts."

The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.

This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural as an agent for an individual is treated as owned by the individual. This would put the contract back under Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:

   a) acquired by the estate of a decedent by reason of the death of the decedent;

   b) issued in connection with certain qualified retirement plans and individual retirement plans;

   c)   used in connection with certain structured settlements;

   d) purchased by an employer upon the termination of certain qualified retirement plans; or

   e)   an immediate annuity.

IRAS AND TAX SHELTERED ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Individual Retirement Annuities and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

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The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, Individual Retirement Annuity, or an Individual Retirement Account. Distributions that may NOT be rolled over are those that are:

   a) one of a series of substantially equal annual (or more frequent) payments made:

       1)   over the life (or life expectancy) of the contract owner;

       2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary; or

       3)   for a specified period of ten years or more; or

   b)  a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity does not qualify for the desired tax treatment.

ROTH IRAS

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.

For rollovers from Individual Retirement Accounts or Individual Retirement Annuities, all of the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of all or a portion of the four year spread, subjecting the amount deferred under the four year election to current taxation.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required) or if it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

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   1)  provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

   2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

   1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

   2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

   -  a transfer of the contract from one contract owner to another; or

   -  a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

   a) an individual who is two or more generations younger than the contract owner; or

   b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

  - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

  - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

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DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

   -  the failure to diversify was accidental;

   -  the failure is corrected; and

   -  a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial adviser.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

   -  statements showing the contract's quarterly activity;

   - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

   - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our

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mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

The general distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Company). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Company). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At the hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide

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Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   -  precious metals;
   -  real estate;
   -  stocks and bonds;
   -  closed-end funds;
   -  bank money market deposit accounts and passbook savings;
   -  CDs; and

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   -  the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   -  S&P 500;
   -  Shearson/Lehman Intermediate Government/Corporate Bond Index;
   -  Shearson/Lehman Long-Term Government/Corporate Bond Index;
   -  Donoghue Money Fund Average;
   -  U.S. Treasury Note Index;
   -  Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
   -  Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   -  Lipper Analytical Services, Inc.;
   -  CDA/Wiesenberger;
   -  Morningstar;
   -  Donoghue's;
   -  magazines such as:
      - Money;
      - Forbes;
      - Kiplinger's Personal Finance Magazine;
      - Financial World;
      - Consumer Reports;
      - Business Week;
      - Time;
      - Newsweek;
      - National Underwriter; and
      - News and World Report;
   -  LIMRA;
   -  Value;
   -  Best's Agent Guide;
   -  Western Annuity Guide;
   -  Comparative Annuity Reports;
   -  Wall Street Journal;
   -  Barron's;
   -  Investor's Daily;
   -  Standard & Poor's Outlook; and
   -  Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been

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

available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

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                         SUB-ACCOUNT PERFORMANCE SUMMARY
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                         10 Years or Date     Date Fund
                                                                         Fund Available in  Available in
                                           1 Year To      5 Years To     Variable Account   the Variable
          Sub-Account Options              12/31/98        12/31/98         To 12/31/98        Account
American Century Variable Portfolios,        7.85%          10.95%             9.55%          05-01-92
Inc.- American Century VP Balanced
American Century Variable Portfolios,       -9.85%           1.30%             7.18%          12-01-87
Inc.- American Century VP Capital
Appreciation
American Century Variable Portfolios,        N/A%            N/A               5.50%          05-01-98
Inc.- American Century VP Income &
Growth
American Century Variable Portfolios,       10.80%           N/A              10.74%          08-01-94
Inc.- American Century VP International
American Century Variable Portfolios,       -2.96%           N/A              11.63%          12-23-96
Inc.- American Century VP Value
Dreyfus Stock Index Fund, Inc.              20.12%          21.60%            20.78%          09-20-93
Dreyfus Variable Investment                 22.10%           N/A              16.14%          07-14-97
Fund-Capital Appreciation Portfolio
Dreyfus Variable Investment                  3.95%           N/A               9.79%          12-23-96
Fund - Growth & Income Portfolio
The Dreyfus Socially Responsible Growth     21.27%          20.47%            21.03%          10-01-93
Fund, Inc.
Fidelity VIP Equity-Income Portfolio         3.77%          16.82%            12.57%          05-01-87
Fidelity VIP Growth Portfolio               31.24%          19.77%            17.73%          12-01-87
Fidelity VIP High Income Portfolio          11.57%          6.86%              9.59%          05-01-87
Fidelity VIP Overseas Portfolio              4.87%          7.77%              8.54%          05-01-87
Fidelity VIP II Asset Manager Portfolio      7.14%          9.87%             11.41%          09-01-89
Fidelity VIP II Contrafund Portfolio        21.86%           N/A              22.47%          07-03-95
Fidelity VIP III Growth Opportunities       16.57%           N/A              18.33%          07-14-97
Portfolio
Morgan Stanley Dean Witter Universal       -33.63%           N/A             -25.40%          07-14-97
Fund, Inc.- Emerging Markets Debt
Portfolio
NSAT- Capital Appreciation Fund             21.85%          21.12%            18.05%          05-01-92
NSAT- Government Bond Fund                   1.08%           5.33%             7.81%          11-15-82
NSAT- Money Market Fund                     -2.50%           3.09%             3.95%          02-25-82
NSAT Small Cap Value Fund                     N/A            N/A             -26.79%          10-31-97
NSAT- Nationwide Small Company Fund         -6.68%           N/A              14.66%          10-23-95
NSAT-Total Return Fund                      10.12%          17.47%            14.74%          11-15-82
Neuberger Berman AMT-                        7.61%          13.34%            14.78%          12-01-87
Growth Portfolio
Neuberger Berman AMT-Guardian Portfolio      N/A             N/A             -16.89%          05-01-98
Neuberger Berman AMT-                       -3.37%           3.24%             5.29%          12-01-87
Limited Maturity Bond Portfolio
Neuberger Berman AMT-                       -3.55%           N/A              20.19%          08-01-94
Partners Portfolio

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


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)

                                                                       10 Years or Date     Date Fund
                                                                       Fund Available in    Added to
                                         1 Year To      5 Years To     Variable Account     Variable
         Sub-Account Options              12/31/98       12/31/98         To 12/31/98        Account
Oppenheimer VAF - Oppenheimer Bond         -0.99%          5.07%             8.07%          09-01-89
Fund/VA
Oppenheimer VAF- Oppenheimer Global         6.21%          7.73%            11.48%          10-01-93
Securities Fund/VA
Oppenheimer VAF- Oppenheimer Capital       15.97%           N/A             13.99%          07-14-97
Appreciation Fund/VA (formerly
Oppenheimer Growth Fund)
Oppenheimer VAF- Oppenheimer Multiple      -1.14%          9.50%             9.45%          09-01-89
Strategies Fund/VA
Strong Opportunity Fund II, Inc.            5.65%         15.07%            17.29%          05-08-92
Strong Variable Insurance Funds,           -0.54%          7.10%             9.67%          05-08-92
Inc.- Discovery Fund II, Inc.
Strong Variable Insurance Funds,          -11.98%           N/A             -4.92%          10-23-95
Inc.- International Stock II
Van Eck Worldwide Insurance Trust-          4.88%          4.56%             5.35%          09-01-89
Worldwide Bond Fund
Van Eck Worldwide Insurance Trust-        -38.90%           N/A            -26.14%          12-23-96
Worldwide Emerging Markets Fund
Van Eck Worldwide Insurance Trust-        -36.00%         -5.13%             0.67%          09-01-89
Worldwide Hard Assets Fund
Van Kampen Life Investment Trust-         -18.26%           N/A             12.53%          07-03-95
Morgan Stanley Real Estate Securities
Portfolio
Warburg Pincus Trust- International        -2.43%           N/A              3.08%          07-03-95
Equity Portfolio
Warburg Pincus Trust -                     -1.28%           N/A              6.64%          12-23-96
Post-Venture Capital Portfolio
Warburg Pincus Trust-Small Company        -10.22%           N/A             11.84%          07-03-95
Growth Portfolio

NON-STANDARDIZED TOTAL RETURN
                                                                           10 Years To
                                           1 Year To       5 Years To      12/31/98 or     Date Fund
          Sub-Account Options               12/31/98        12/31/98      Life of Fund     Effective
American Century Variable Portfolios,        14.15%          11.31%            10.09%       05-01-91
Inc.- American Century VP Balanced
American Century Variable Portfolios,        -3.53%          1.80%              6.73%       11-20-87
Inc.- American Century VP Capital
Appreciation
American Century Variable Portfolios,        25.09%           N/A              28.88%       10-30-97
Inc.- American Century VP Income &
Growth
American Century Variable Portfolios,        17.10%           N/A              10.73%       05-01-94
Inc.- American Century VP International
American Century Variable Portfolios,        3.34%            N/A              14.33%       05-01-96
Inc.- American Century VP Value
Dreyfus Stock Index Fund, Inc.               26.42%          21.85%            15.50%       09-29-89
Dreyfus Variable Investment                  28.40%          21.85%            19.93%       04-05-93
Fund-Capital Appreciation Portfolio

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

NON-STANDARDIZED TOTAL RETURN (CONTINUED)

                                                                           10 Years To
                                           1 Year To       5 Years To      12/31/98 or     Date Fund
          Sub-Account Options               12/31/98        12/31/98      Life of Fund     Effective
Dreyfus Variable Investment                  10.25%           N/A              20.11%       05-02-94
Fund - Growth & Income Portfolio
The Dreyfus Socially Responsible Growth      27.57%          20.72%            21.26%       10-06-93
Fund, Inc.
Fidelity VIP Equity-Income Portfolio         10.07%          17.11%            12.82%       10-09-86
Fidelity VIP Growth Portfolio                37.54%          20.04%            15.72%       10-09-86
Fidelity VIP High Income Portfolio           -5.67%           7.27%             9.59%       09-19-85
Fidelity VIP Overseas Portfolio              11.17%           8.17%             7.08%       01-28-87
Fidelity VIP II Asset Manager Portfolio      13.44%          10.24%            11.41%       09-06-89
Fidelity VIP II Contrafund Portfolio         28.16%           N/A              26.85%       01-03-95
Fidelity VIP III Growth Opportunities        22.87%           N/A              24.51%       01-03-95
Portfolio
Morgan Stanley Dean Witter Universal        -29.38%           N/A             -20.20%       06-16-97
Fund, Inc.- Emerging Markets Debt
Portfolio
NSAT- Capital Appreciation Fund              28.15%          21.37%            17.68%       04-15-92
NSAT- Government Bond Fund                    7.38%           5.77%             7.82%       11-08-82
NSAT- Money Market Fund                       3.80%           3.74%             5.26%       11-10-81
NSAT Small Cap Value Fund                    -4.42%           N/A              -5.33%
NSAT- Nationwide Small Company Fund          -0.40%           N/A              15.70%       10-23-95
NSAT-Total Return Fund                       16.42%          17.76%            14.72%       11-08-82
Neuberger Berman AMT-                        13.91%          13.66%            12.48%       09-10-84
Growth Portfolio
Neuberger Berman AMT- Guardian Portfolio     29.83%           N/A              30.63%
Neuberger Berman AMT-                         2.93%           3.71%             6.41%       09-10-84
Limited Maturity Bond Portfolio
Neuberger Berman AMT-                         2.75%            N/A             18.04%       03-22-94
Partners Portfolio
Oppenheimer VAF - Oppenheimer Bond            5.31%           5.51%             8.18%       04-30-85
Fund/VA
Oppenheimer VAF - Oppenheimer Global         12.51%           8.13%            10.92%       11-12-90
Securities Fund/VA
Oppenheimer VAF - Oppenheimer Capital        22.27%          20.40%            14.43%       04-03-85
Appreciation Fund/VA (formerly
Oppenheimer Growth Fund)
Oppenheimer VAF - Oppenheimer Multiple        5.16%           9.87%            10.02%       02-09-87
Strategies Fund/VA
Strong Opportunity Fund II, Inc.             11.95%          15.38%            17.40%       05-08-92
Strong Variable Insurance Funds, Inc.-        5.76%           7.51%             9.83%       05-08-92
Discovery Fund II, Inc.
Strong Variable Insurance Funds, Inc.-       -6.11%           N/A              -3.52%       10-20-95
International Stock II
Van Eck Worldwide Insurance Trust-           11.18%          5.01%              5.35%       09-01-89
Worldwide Bond Fund
Van Eck Worldwide Insurance Trust-          -35.05%           N/A             -11.08%       10-27-95
Worldwide Emerging Markets Fund
Van Eck Worldwide Insurance Trust-                                                          09-01-89
Worldwide Hard Assets Fund
Van Kampen Life Investment Trust-           -12.86%           N/A              13.48%       07-03-95
Morgan Stanley Real Estate Securities
Portfolio
Warburg Pincus Trust- International           3.87%           N/A               4.24%       06-30-95
Equity Portfolio
Warburg Pincus Trust -                        5.02%           N/A               6.05%       09-30-96
Post-Venture Capital Portfolio
Warburg Pincus Trust-Small Company           -4.21%           N/A              12.77%       06-03-95
Growth Portfolio

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


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                PAGE
General Information and History..................................................1
Services.........................................................................1
Purchase of Securities Being Offered.............................................2
Underwriters.....................................................................2
Calculations of Performance......................................................2
Annuity Payments.................................................................3
Financial Statements.............................................................4

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APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There can be no assurance that the investment objectives will be achieved.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

   -AMERICAN CENTURY VP BALANCED

   Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

   -AMERICAN CENTURY VP CAPITAL APPRECIATION

   Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

   The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

   -AMERICAN CENTURY VP INCOME & GROWTH

   Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

   -AMERICAN CENTURY VP INTERNATIONAL

   Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may

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

   be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

   -AMERICAN CENTURY VP VALUE

   Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

   -CAPITAL APPRECIATION PORTFOLIO

   Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

   -GROWTH & INCOME PORTFOLIO

   Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current

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   dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and it's portfolios.

   -VIP EQUITY-INCOME PORTFOLIO

   Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

   -VIP GROWTH PORTFOLIO

   Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

   -VIP HIGH INCOME PORTFOLIO

   Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

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   -at least 65% in income-producing debt securities and preferred stocks, including convertible securities

   -up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

   Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

   -VIP OVERSEAS PORTFOLIO

   Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

   -VIP II ASSET MANAGER PORTFOLIO

   Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

   -VIP II CONTRAFUND PORTFOLIO

   Investment Objective: To seek capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

   -VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS

   Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging

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Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

   -EMERGING MARKETS DEBT PORTFOLIO

   Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

   -CAPITAL APPRECIATION FUND

   Investment Objective: The Capital Appreciation Fund seeks long-term capital appreciation.

   -GOVERNMENT BOND FUND

   Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

   -MONEY MARKET FUND

   Investment Objective: The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

   -NATIONWIDE SMALL CAP VALUE FUND

   Subadviser: The Dreyfus Corporation

   Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

   -NATIONWIDE SMALL COMPANY FUND

   Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

   Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

   -TOTAL RETURN FUND

   Investment Objective: The investment objective of the Fund is to obtain a reasonable, long-term total return on invested capital.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST

Neuberger and Berman Advisers Management Trust ("Neuberger Berman AMT") is an open-end, diversified management investment

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company consisting of several series. Shares of the series of Neuberger Berman
AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian and Partners Portfolios of Neuberger Berman AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("Neuberger Berman Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization and Other Matters" in the underlying mutual fund prospectus.) The investment advisor for all the portfolios is Neuberger Berman Management.

   -AMT GROWTH PORTFOLIO

   Investment Objective: Seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

   -AMT GUARDIAN PORTFOLIO

   Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

   -AMT LIMITED MATURITY BOND PORTFOLIO

   Investment Objective: To provide high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

   -AMT PARTNERS PORTFOLIO

   Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.

   -OPPENHEIMER BOND FUND/VA

   Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its

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   total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

   -OPPENHEIMER GLOBAL SECURITIES FUND/VA

   Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

   -OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY OPPENHEIMER GROWTH FUND)

   Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

   -OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

   Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.")

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

   -DISCOVERY FUND II, INC.

   Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

   -INTERNATIONAL STOCK FUND II

   Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life

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insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

   -WORLDWIDE BOND FUND

   Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

   -WORLDWIDE EMERGING MARKETS FUND

   Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

   -WORLDWIDE HARD ASSETS FUND

   Investment Description: Seeks long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Portfolio's investment adviser.

   -MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

   Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg")

   -INTERNATIONAL EQUITY PORTFOLIO

   Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

   -POST-VENTURE CAPITAL PORTFOLIO

   Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal

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   market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either:
   (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

   -SMALL COMPANY GROWTH PORTFOLIO

   Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

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                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT II

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, 1-05-P1, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                                 TABLE OF CONTENTS


                                                                                        PAGE
General Information and History..........................................................1
Services.................................................................................1
Purchase of Securities Being Offered.....................................................2
Underwriters.............................................................................2
Calculations of Performance..............................................................2
Annuity Payments.........................................................................3
Financial Statements.....................................................................4

GENERAL INFORMATION AND HISTORY

Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $98.28 billion as of December 31, 1998.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

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PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

When a contract described in the prospectus is exchanged for another contract issued by Nationwide or any of its affiliated insurance companies of the type and class which Nationwide determines is eligible for such an exchange, Nationwide may waive any remaining CDSC on the first contract. A CDSC may apply to the contract received in the exchange.

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1998, 1997 and 1996, no underwriting commissions were paid by Nationwide to NAS.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1998, the NSAT- Money Market Fund's seven-day current unit value yield was 3.42%. The NSAT-Money Market Fund effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 1998, the seven-day effective yield was 3.47%.

The NSAT-Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT-Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT-Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT-Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 1.40% Mortality and Expense Risk Charge and an Administration Charge. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states.

                                   70 of 146

Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is fixed per contract.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   71 of 146

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                              KPMG LLP
Columbus, Ohio
February 5, 1999

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Balanced (ACVPBal)
         24,984,966 shares (cost $190,756,295) .................................     $    208,374,617
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         27,823,053 shares (cost $277,807,389)                                            250,963,941
      American Century VP Income & Growth (ACVPIncGr)
         5,709,110 shares (cost $34,930,762) ...................................           38,707,768
      American Century VP - American Century VP International (ACVPInt)
         38,320,974 shares (cost $281,911,111) .................................          292,005,825
      American Century VP - American Century VP Value (ACVPValue)
         10,228,464 shares (cost $70,690,312) ..................................           68,837,561
      American VI Series - Growth Fund (AVISGro)
         593,794 shares (cost $24,347,204) .....................................           31,132,606
      American VI Series - High-Yield Bond Fund (AVISHiYld)
         197,661 shares (cost $2,826,142) ......................................            2,628,890
      American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
         396,291 shares (cost $4,410,275) ......................................            4,482,056
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         8,538,487 shares (cost $237,250,934) ..................................          265,376,179
      Dreyfus Stock Index Fund (DryStkIx)
         52,976,258 shares (cost $1,395,628,578) ...............................        1,722,787,919
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         4,630,292 shares (cost $153,742,536) ..................................          167,199,862
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         3,555,974 shares (cost $76,690,000) ...................................           80,471,698
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         106,939,269 shares (cost $2,068,776,990) ..............................        2,718,396,211
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         61,825,003 shares (cost $2,036,600,808) ...............................        2,774,087,868
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         63,292,085 shares (cost $776,014,269) .................................          729,757,734
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         28,866,621 shares (cost $559,532,122) .................................          578,775,761
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         62,696,568 shares (cost $942,679,555) .................................        1,138,569,676

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         50,110,361 shares (cost $887,363,469) .................................        1,224,697,230
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         6,940,901 shares (cost $139,001,337) ..................................          158,807,810
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         1,431,487 shares (cost $9,455,686) ....................................            8,732,068
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         26,262,417 shares (cost $585,599,581) .................................          698,317,658
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         37,800,382 shares (cost $440,372,627) .................................          441,886,466
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         975,757,697 shares (cost $975,757,697) ................................          975,757,697
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         1,436,294 shares (cost $13,054,983) ...................................           13,630,430
      Nationwide SAT - Small Company Fund (NSATSmCo)
         17,578,192 shares (cost $273,509,275) .................................          281,426,849
      Nationwide SAT - Total Return Fund (NSATTotRe)
         66,939,068 shares (cost $920,336,374) .................................        1,231,678,853
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         18,427,382 shares (cost $471,929,009) .................................          484,455,880
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         2,735,564 shares (cost $36,637,640) ...................................           37,860,204
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         12,929,046 shares (cost $177,217,512) .................................          178,679,416
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         35,130,413 shares (cost $669,344,481) .................................          665,018,717
      Oppenheimer VAF - Bond Fund (OppBdFd)
         27,474,513 shares (cost $324,228,724) .................................          338,486,000
      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         24,564,354 shares (cost $469,720,671) .................................          542,135,299
      Oppenheimer VAF - Growth Fund (OppGro)
         1,734,324 shares (cost $57,683,239) ...................................           63,597,652
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         19,503,709 shares (cost $292,442,547) .................................          332,538,233
      Strong Opportunity Fund II, Inc. (StOpp2)
         36,204,565 shares (cost $696,008,998) .................................          786,363,158
      Strong VIF - Strong Discovery Fund II (StDisc2)
         13,750,240 shares (cost $160,852,259) .................................          174,903,056
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         4,245,694 shares (cost $40,375,762) ...................................           37,277,194



                                                                     (Continued)

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         8,098,069 shares (cost $92,706,860) ...................................           99,444,284
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,914,872 shares (cost $32,134,508) ...................................           34,993,890
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         6,942,747 shares (cost $74,086,315) ...................................           63,873,268
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         11,597,104 shares (cost $181,924,838) .................................          159,576,147
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         20,718,167 shares (cost $243,432,886) .................................          227,692,653
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         1,883,351 shares (cost $21,778,605) ...................................           22,185,876
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         20,046,401 shares (cost $323,913,551) .................................          320,942,882
                                                                                       --------------
            Total assets .......................................................       20,677,515,042
ACCOUNTS PAYABLE ...............................................................            4,840,634
                                                                                       --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...............................................     $ 20,672,674,408
                                                                                       ==============



See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                    TOTAL                            ACVPBal
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   315,567,353      296,368,036        3,098,368        1,574,816
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................     (145,540,567)    (126,406,070)      (1,354,760)      (1,191,850)
      BOA Vision ...................................     (114,290,967)     (83,760,749)      (1,180,401)        (875,039)
      BOA Enterprise ...............................         (199,407)        (118,491)          (2,018)            (876)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................       55,536,412       86,082,726          561,189         (492,949)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............    9,502,638,819    6,440,464,106       48,804,378       33,424,138
  Cost of mutual fund shares sold ..................   (8,727,995,326)  (5,862,745,516)     (37,362,868)     (24,057,900)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      774,643,493      577,718,590       11,441,510        9,366,238
  Change in unrealized gain (loss) on investments ..      440,618,096    1,250,486,745       (5,900,979)       5,524,757
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................    1,215,261,589    1,828,205,335        5,540,531       14,890,995
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................    1,177,995,583      616,932,003       19,212,723        6,097,662
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........    2,448,793,584    2,531,220,064       25,314,443       20,495,708
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................    2,214,889,447    3,614,758,515       22,317,530       31,207,874
  Transfers between funds ..........................                -                -        8,865,047       (4,226,209)
  Redemptions ......................................   (1,806,663,808)  (1,198,352,163)     (16,523,412)     (10,189,550)
  Annuity benefits .................................       (1,988,285)      (1,097,690)          (9,922)          (2,437)
  Annual contract maintenance charge (note 2) ......       (8,003,092)      (7,187,524)         (76,599)         (70,234)
  Contingent deferred sales charges (note 2) .......      (23,748,555)     (18,196,002)        (246,178)        (187,816)
  Adjustments to maintain reserves .................         (406,310)        (692,928)          (1,729)         (30,715)
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      374,079,397    2,389,232,208       14,324,737       16,500,913
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............    2,822,872,981    4,920,452,272       39,639,180       36,996,621
  Contract owners' equity beginning of period ......   17,849,801,427   12,929,349,155      168,733,833      131,737,212
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $20,672,674,408   17,849,801,427      208,373,013      168,733,833
                                                      ===============   ==============   ==============   ==============

                                                                 ACVPCapAp                         ACVPincGr
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $            -                -          181,416                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (2,818,233)      (4,037,524)         (95,126)               -
      BOA Vision ...................................        (857,721)      (1,103,836)         (75,918)               -
      BOA Enterprise ...............................          (1,256)          (1,623)            (117)               -
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (3,677,210)      (5,142,983)          10,255                -
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     114,736,720      226,050,085       25,325,017                -
  Cost of mutual fund shares sold ..................    (136,788,804)    (249,168,854)     (26,300,565)               -
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............     (22,052,084)     (23,118,769)        (975,548)               -
  Change in unrealized gain (loss) on investments ..        (264,722)       2,545,749        3,777,007                -
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     (22,316,806)     (20,573,020)       2,801,459                -
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      15,700,848        8,369,061                -                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     (10,293,168)     (17,346,942)       2,811,714                -
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      23,389,103       46,091,043        2,843,288                -
  Transfers between funds ..........................     (66,469,516)    (101,140,496)      34,214,351                -
  Redemptions ......................................     (34,901,415)     (38,900,571)      (1,148,357)               -
  Annuity benefits .................................         (44,914)         (49,144)               -                -
  Annual contract maintenance charge (note 2) ......        (233,324)        (323,047)          (4,110)               -
  Contingent deferred sales charges (note 2) .......        (447,727)        (640,085)          (9,116)               -
  Adjustments to maintain reserves .................          65,167            1,134            6,300                -
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     (78,642,626)     (94,961,166)      35,902,356                -
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     (88,935,794)    (112,308,108)      38,714,070                -
  Contract owners' equity beginning of period ......     339,991,098      452,299,206                -                -
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  251,055,304      339,991,098       38,714,070                -
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   ACVPint                          ACVPValue
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $     1,241,910        1,256,182          491,657           77,961
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (1,733,033)      (1,015,749)        (427,970)        (236,395)
      BOA Vision ...................................       (1,962,632)      (1,073,332)        (588,525)        (228,347)
      BOA Enterprise ...............................           (2,034)          (1,174)          (1,181)            (559)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................       (2,455,789)        (834,073)        (526,019)        (387,340)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      361,873,253      134,023,354       49,075,920       32,856,963
  Cost of mutual fund shares sold ..................     (348,435,933)    (112,395,449)     (49,213,498)     (27,872,971)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       13,437,320       21,627,905         (137,578)       4,983,992
  Change in unrealized gain (loss) on investments ..        4,337,447       (1,464,913)      (3,517,470)       1,666,087
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       17,774,767       20,162,992       (3,655,048)       6,650,079
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       12,749,123        2,422,638        5,869,944          151,154
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       28,068,101       21,751,557        1,688,877        6,413,893
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       27,075,201       40,115,028       15,060,446       18,394,894
  Transfers between funds ..........................       76,963,986       39,235,433       (9,597,717)      44,252,062
  Redemptions ......................................      (21,143,253)      (8,333,537)      (6,581,279)      (1,702,361)
  Annuity benefits .................................          (13,625)          (1,590)         (21,465)               -
  Annual contract maintenance charge (note 2) ......          (79,895)         (50,442)         (19,679)          (7,615)
  Contingent deferred sales charges (note 2) .......         (250,396)        (133,437)        (100,776)         (15,377)
  Adjustments to maintain reserves .................          (18,968)           1,318          (51,138)            (157)
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       82,533,050       70,832,773       (1,311,608)      60,921,446
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      110,601,151       92,584,330          377,269       67,335,339
  Contract owners' equity beginning of period ......      181,376,626       88,792,296       68,407,922        1,072,583
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   291,977,777      181,376,626       68,785,191       68,407,922
                                                      ===============   ==============   ==============   ==============

                                                                  AVISGro                          AVISHiYld
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $      104,724          144,798          252,109          253,822
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................        (365,360)        (329,103)         (39,297)         (38,276)
      BOA Vision ...................................               -                -                -                -
      BOA Enterprise ...............................               -                -                -                -
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................        (260,636)        (184,305)         212,812          215,546
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       7,115,941        6,487,233        1,134,719          736,561
  Cost of mutual fund shares sold ..................      (3,771,756)      (3,240,097)      (1,075,993)        (655,361)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       3,344,185        3,247,136           58,726           81,200
  Change in unrealized gain (loss) on investments ..       1,042,218           21,117         (303,262)         (32,967)
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       4,386,403        3,268,253         (244,536)          48,233
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................       4,170,092        3,172,499           36,591           33,142
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       8,295,859        6,256,447            4,867          296,921
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................         511,282          597,163          116,063           75,598
  Transfers between funds ..........................        (964,009)        (973,320)        (107,348)         264,205
  Redemptions ......................................      (3,204,144)      (2,781,554)        (566,909)        (409,603)
  Annuity benefits .................................            (444)            (946)          (5,289)          (1,226)
  Annual contract maintenance charge (note 2) ......         (14,895)         (16,365)          (1,991)          (2,453)
  Contingent deferred sales charges (note 2) .......          (9,981)         (10,780)          (3,772)          (1,609)
  Adjustments to maintain reserves .................             578              998           (2,332)             271
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      (3,681,613)      (3,184,804)        (571,578)         (74,817)
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       4,614,246        3,071,643         (566,711)         222,104
  Contract owners' equity beginning of period ......      26,518,943       23,447,300        3,193,216        2,971,112
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   31,133,189       26,518,943        2,626,505        3,193,216
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   AVISGvt                          DrySRGro
                                                      --------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $       270,372          369,310          409,775          623,680
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................          (60,816)         (72,106)      (1,451,837)        (927,006)
      BOA Vision ...................................                -                -       (1,439,799)        (837,713)
      BOA Enterprise ...............................                -                -           (2,748)          (1,418)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................          209,556          297,204       (2,484,609)      (1,142,457)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............        1,748,263        1,786,834      143,677,649       79,140,012
  Cost of mutual fund shares sold ..................       (1,871,313)      (1,861,559)    (117,379,825)     (67,423,514)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............         (123,050)         (74,725)      26,297,824       11,716,498
  Change in unrealized gain (loss) on investments ..          209,910          140,996       14,964,682       12,405,500
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................           86,860           66,271       41,262,506       24,121,998
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -                -        9,504,871        4,861,060
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........          296,416          363,475       48,282,768       27,840,601
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................          143,640          127,889       34,640,924       50,107,726
  Transfers between funds ..........................         (143,468)        (309,384)      17,779,620       36,729,046
  Redemptions ......................................         (894,059)      (1,207,471)     (16,450,256)     (14,091,480)
  Annuity benefits .................................           (3,938)            (536)          (5,152)          (4,381)
  Annual contract maintenance charge (note 2) ......           (3,913)          (4,847)        (112,389)         (67,753)
  Contingent deferred sales charges (note 2) .......           (3,582)          (4,252)        (243,228)        (365,621)
  Adjustments to maintain reserves .................           (1,962)              51            1,747            2,732
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................         (907,282)      (1,398,550)      35,611,266       72,310,269
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............         (610,866)      (1,035,075)      83,894,034      100,150,870
  Contract owners' equity beginning of period ......        5,090,894        6,125,969      181,485,180       81,334,310
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $     4,480,028        5,090,894      265,379,214      181,485,180
                                                      ===============   ==============   ==============   ==============

                                                                 DryStkix                          DryCapAp
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   18,675,816       13,324,202          862,672           72,902
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (7,978,285)      (4,928,324)        (524,245)         (12,311)
      BOA Vision ...................................     (10,844,564)      (6,128,921)        (571,382)         (24,419)
      BOA Enterprise ...............................         (17,348)          (8,919)            (873)             (17)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................        (164,381)       2,258,038         (233,828)          36,155
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     443,376,469      196,995,162       74,053,794        5,083,147
  Cost of mutual fund shares sold ..................    (301,499,093)    (145,321,824)     (68,960,812)      (5,096,505)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............     141,877,376       51,673,338        5,092,982          (13,358)
  Change in unrealized gain (loss) on investments ..     179,528,535      113,272,914       13,393,944           63,381
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     321,405,911      164,946,252       18,486,926           50,023
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................       3,418,338       30,917,521           14,955            6,103
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     324,659,868      198,121,811       18,268,053           92,281
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     214,991,310      302,375,457       15,138,079        3,431,579
  Transfers between funds ..........................     190,453,913      185,055,283      130,801,206        6,774,363
  Redemptions ......................................    (101,442,520)     (44,011,999)      (6,949,302)        (246,314)
  Annuity benefits .................................        (151,728)         (20,897)               -                -
  Annual contract maintenance charge (note 2) ......        (444,587)        (248,202)         (22,248)            (468)
  Contingent deferred sales charges (note 2) .......      (1,522,122)        (796,708)         (81,927)          (2,852)
  Adjustments to maintain reserves .................         (10,118)           1,320             (907)            (701)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     301,874,148      442,354,254      138,884,901        9,955,607
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     626,534,016      640,476,065      157,152,954       10,047,888
  Contract owners' equity beginning of period ......   1,096,238,216      455,762,151       10,047,888                -
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $1,722,772,232    1,096,238,216      167,200,842       10,047,888
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   DryGrinc                          FidVIPEI
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $        691,042         403,974       36,741,162       31,564,284
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................         (350,592)        (148,142)     (20,689,256)     (18,215,213)
      BOA Vision ...................................         (598,700)        (237,804)     (15,778,209)     (11,859,942)
      BOA Enterprise ...............................           (3,387)          (1,115)         (15,123)          (9,194)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................         (261,637)          16,913          258,574        1,479,935
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       30,513,353        7,332,820      360,627,004      137,267,016
  Cost of mutual fund shares sold ..................      (28,500,253)      (6,945,321)    (227,981,252)     (91,126,170)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        2,013,100          387,499      132,645,752       46,140,846
  Change in unrealized gain (loss) on investments ..        3,889,051         (107,097)     (11,150,576)     306,220,297
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        5,902,151          280,402      121,495,176      352,361,143
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................        1,182,628        3,333,581      130,755,312      158,698,207
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........        6,823,142        3,630,896      252,509,062      512,539,285
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       20,276,212       31,096,853      244,737,638      395,432,535
  Transfers between funds ..........................        2,527,467       21,834,332     (147,382,926)      (6,514,287)
  Redemptions ......................................       (4,679,160)      (1,113,904)    (223,884,295)    (152,832,877)
  Annuity benefits .................................                -                -         (277,211)        (151,789)
  Annual contract maintenance charge (note 2) ......          (24,697)          (5,976)      (1,076,592)        (987,195)
  Contingent deferred sales charges (note 2) .......          (79,324)         (21,429)      (2,878,268)      (2,099,197)
  Adjustments to maintain reserves .................           (1,898)             558          (72,439)         (20,082)
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       18,018,600       51,790,434     (130,834,093)     232,827,108
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       24,841,742       55,421,330      121,674,969      745,366,393
  Contract owners' equity beginning of period ......       55,629,567          208,237    2,596,523,771    1,851,157,378
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    80,471,309       55,629,567    2,718,198,740    2,596,523,771
                                                      ===============   ==============   ==============   ==============

                                                                  FidVIPGr                          FidVIPHI
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   10,166,752       11,151,243       62,256,993       47,561,883
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................     (20,216,127)     (17,002,784)      (5,314,746)      (5,147,050)
      BOA Vision ...................................     (10,214,372)      (7,588,917)      (5,818,593)      (4,584,647)
      BOA Enterprise ...............................         (14,330)          (8,279)          (5,086)          (3,838)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................     (20,278,077)     (13,448,737)      51,118,568       37,826,348
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     582,531,833      361,048,888      423,878,325      311,819,193
  Cost of mutual fund shares sold ..................    (421,522,045)    (231,057,958)    (424,592,843)    (295,085,798)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............     161,009,788      129,990,930         (714,518)      16,733,395
  Change in unrealized gain (loss) on investments ..     330,693,565      186,810,844     (127,578,300)      45,290,142
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     491,703,353      316,801,774     (128,292,818)      62,023,537
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................     265,940,840       49,915,087       39,559,131        5,878,435
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     737,366,116      353,268,124      (37,615,119)     105,728,320
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     181,501,856      253,081,701       84,716,749      139,864,147
  Transfers between funds ..........................      58,879,586     (129,238,876)     (63,945,106)     (19,876,856)
  Redemptions ......................................    (194,431,314)    (141,496,031)     (79,994,258)     (51,389,595)
  Annuity benefits .................................        (254,430)        (128,135)         (64,108)         (44,670)
  Annual contract maintenance charge (note 2) ......      (1,169,401)      (1,099,317)        (250,706)        (245,933)
  Contingent deferred sales charges (note 2) .......      (2,499,712)      (2,350,994)        (968,813)        (744,127)
  Adjustments to maintain reserves .................         (85,859)         (37,457)          34,738           12,025
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      41,940,726      (21,269,109)     (60,471,504)      67,574,991
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     779,306,842      331,999,015      (98,086,623)     173,303,311
  Contract owners' equity beginning of period ......   1,994,796,761    1,662,797,746      827,837,454      654,534,143
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $2,774,103,603    1,994,796,761      729,750,831      827,837,454
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   FidVIPOv                          FidVIPAM
                                                      --------------------------------   -------------------------------
                                                            1998             1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    11,424,188        9,616,272       34,225,218       32,069,538
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (5,767,471)      (6,016,329)     (10,568,738)      (9,994,932)
      BOA Vision ...................................       (2,267,521)      (2,010,362)      (4,231,809)      (3,404,754)
      BOA Enterprise ...............................             (762)            (497)          (2,407)          (1,229)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................        3,388,434        1,589,084       19,422,264       18,668,623
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      448,515,931      325,866,496      111,473,351       64,155,222
  Cost of mutual fund shares sold ..................     (408,495,774)    (271,581,444)     (90,494,053)     (50,691,840)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       40,020,157       54,285,052       20,979,298       13,463,382
  Change in unrealized gain (loss) on investments ..      (11,007,004)     (34,908,260)      (3,096,910)      61,763,112
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       29,013,153       19,376,792       17,882,388       75,226,494
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       33,671,290       38,173,687      102,675,653       80,445,621
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       66,072,877       59,139,563      139,980,305      174,340,738
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       35,783,097       59,588,290       83,198,673      111,981,451
  Transfers between funds ..........................      (47,526,193)     (49,688,118)     (45,694,699)     (50,915,784)
  Redemptions ......................................      (59,779,420)     (45,181,274)    (117,229,468)     (79,250,445)
  Annuity benefits .................................         (122,919)         (81,666)        (210,178)        (154,671)
  Annual contract maintenance charge (note 2) ......         (315,146)        (348,798)        (577,324)        (604,024)
  Contingent deferred sales charges (note 2) .......         (694,542)        (640,146)      (1,488,964)      (1,221,254)
  Adjustments to maintain reserves .................           (2,419)         (19,734)         (21,188)          20,989
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      (72,657,542)     (36,371,446)     (82,023,148)     (20,143,738)
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       (6,584,665)      22,768,117       57,957,157      154,197,000
  Contract owners' equity beginning of period ......      585,358,058      562,589,941    1,080,601,131      926,404,131
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   578,773,393      585,358,058    1,138,558,288    1,080,601,131
                                                      ===============   ==============   ==============   ==============

                                                                 FidVIPCon                         FidVIPGrOp
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    6,336,699        4,746,178          757,412                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (6,038,275)      (4,517,986)        (623,486)         (60,777)
      BOA Vision ...................................      (7,641,255)      (5,308,985)        (837,609)         (90,378)
      BOA Enterprise ...............................          (5,816)          (3,863)          (1,084)            (205)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (7,348,647)      (5,084,656)        (704,767)        (151,360)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     156,614,980       79,785,498       46,907,717       13,987,376
  Cost of mutual fund shares sold ..................    (103,037,324)     (62,047,221)     (43,276,275)     (13,645,097)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      53,577,656       17,738,277        3,631,442          342,279
  Change in unrealized gain (loss) on investments ..     165,270,018      115,299,306       17,973,839        1,832,634
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     218,847,674      133,037,583       21,605,281        2,174,913
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      46,619,997       12,543,472        2,632,909                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     258,119,024      140,496,399       23,533,423        2,023,553
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     117,785,191      205,780,604       34,421,791       14,171,862
  Transfers between funds ..........................      21,712,329       60,354,302       61,633,353       32,032,277
  Redemptions ......................................     (69,506,982)     (35,225,735)      (8,308,180)        (564,541)
  Annuity benefits .................................         (85,161)         (26,879)          (8,900)               -
  Annual contract maintenance charge (note 2) ......        (362,629)        (255,108)         (28,889)          (2,292)
  Contingent deferred sales charges (note 2) .......      (1,098,841)        (633,851)         (90,979)          (5,479)
  Adjustments to maintain reserves .................        (190,380)          19,885           20,282            1,844
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      68,253,527      230,013,218       87,638,478       45,633,671
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     326,372,551      370,509,617      111,171,901       47,657,224
  Contract owners' equity beginning of period ......     898,176,376      527,666,759       47,657,224                -
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $1,224,548,927      898,176,376      158,829,125       47,657,224
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   MSEmMkt                          NSATCapAp
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $       896,541          215,622        4,224,848        2,726,088
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................          (58,296)         (15,348)      (3,700,716)      (1,856,637)
      BOA Vision ...................................          (62,351)         (17,202)      (3,266,685)      (1,437,155)
      BOA Enterprise ...............................             (123)            (104)         (21,628)          (6,787)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................          775,771          182,968       (2,764,181)        (574,491)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       34,386,517        9,201,428      133,708,074       62,546,657
  Cost of mutual fund shares sold ..................      (37,579,962)      (9,604,273)     (90,629,019)     (46,273,238)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       (3,193,445)        (402,845)      43,079,055       16,273,419
  Change in unrealized gain (loss) on investments ..         (588,871)        (134,747)      63,140,856       40,948,774
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       (3,782,316)        (537,592)     106,219,911       57,222,193
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -           93,569       19,370,613        7,703,943
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       (3,006,545)        (261,055)     122,826,343       64,351,645
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................        1,603,596        3,095,151       79,993,702       79,512,984
  Transfers between funds ..........................        2,595,520        5,390,535      176,934,765       95,314,794
  Redemptions ......................................         (600,107)         (69,221)     (44,265,008)     (14,345,113)
  Annuity benefits .................................                -                -           (8,859)            (292)
  Annual contract maintenance charge (note 2) ......           (2,449)            (458)        (187,439)         (90,956)
  Contingent deferred sales charges (note 2) .......           (8,579)            (349)        (603,195)        (235,192)
  Adjustments to maintain reserves .................            3,560           (7,793)          31,933            8,193
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................        3,591,541        8,407,865      211,895,899      160,164,418
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............          584,996        8,146,810      334,722,242      224,516,063
  Contract owners' equity beginning of period ......        8,146,810                -      363,605,489      139,089,426
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $     8,731,806        8,146,810      698,327,731      363,605,489
                                                      ===============   ==============   ==============   ==============

                                                                 NSATGvtBd                         NSATMyMkt
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   20,283,271       17,136,024       49,803,790       46,200,443
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (3,112,323)      (2,631,037)      (7,311,860)      (6,719,210)
      BOA Vision ...................................      (1,819,228)      (1,049,731)      (5,795,865)      (5,441,823)
      BOA Enterprise ...............................          (4,150)          (1,876)          (7,805)          (7,890)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      15,347,570       13,453,380       36,688,260       34,031,520
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     207,789,615       91,300,089    3,220,375,906    2,446,735,002
  Cost of mutual fund shares sold ..................    (193,984,368)     (88,341,190)  (3,220,375,906)  (2,446,735,002)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      13,805,247        2,958,899                -                -
  Change in unrealized gain (loss) on investments ..      (6,851,480)       4,971,271                -                -
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       6,953,767        7,930,170                -                -
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................       2,132,513                -                -                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      24,433,850       21,383,550       36,688,260       34,031,520
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      39,548,416       36,656,330      264,092,504      574,163,215
  Transfers between funds ..........................     121,987,540       (6,550,198)      69,584,573     (398,798,940)
  Redemptions ......................................     (43,099,055)     (32,967,846)    (235,028,324)    (176,620,083)
  Annuity benefits .................................         (24,316)         (22,811)         (33,165)         (29,991)
  Annual contract maintenance charge (note 2) ......        (162,551)        (161,508)        (329,944)        (338,131)
  Contingent deferred sales charges (note 2) .......        (471,441)        (449,182)      (3,229,365)      (2,442,204)
  Adjustments to maintain reserves .................         (20,225)           2,293          124,919           11,382
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     117,758,368       (3,492,922)      95,181,198       (4,054,752)
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     142,192,218       17,890,628      131,869,458       29,976,768
  Contract owners' equity beginning of period ......     299,681,912      281,791,284      839,446,497      809,469,729
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  441,874,130      299,681,912      971,315,955      839,446,497
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 NSATSmCapV                          NSATSmCo
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -                -                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................          (31,885)               -       (1,700,513)      (1,428,117)
      BOA Vision ...................................          (35,054)               -       (2,059,122)      (1,497,619)
      BOA Enterprise ...............................              (83)               -           (8,482)          (8,023)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................          (67,022)               -       (3,768,117)      (2,933,759)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       43,832,595                -      261,860,480      136,575,863
  Cost of mutual fund shares sold ..................      (42,411,426)               -     (254,018,492)    (116,663,809)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        1,421,169                -        7,841,988       19,912,054
  Change in unrealized gain (loss) on investments ..          575,447                -       (2,212,959)       4,818,936
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        1,996,616                -        5,629,029       24,730,990
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -                -                -        7,911,895
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........        1,929,594                -        1,860,912       29,709,126
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................          859,632                -       36,933,858       68,338,674
  Transfers between funds ..........................       11,542,676                -      (26,891,714)      46,335,002
  Redemptions ......................................         (691,704)               -      (20,592,877)     (12,078,315)
  Annuity benefits .................................                -                -          (24,125)          (1,773)
  Annual contract maintenance charge (note 2) ......           (1,173)               -         (105,259)         (76,406)
  Contingent deferred sales charges (note 2) .......           (8,593)               -         (293,623)        (198,899)
  Adjustments to maintain reserves .................               87                -          (19,321)           9,979
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       11,700,925                -      (10,993,061)     102,328,262
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       13,630,519                -       (9,132,149)     132,037,388
  Contract owners' equity beginning of period ......                -                -      290,550,223      158,512,835
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    13,630,519                -      281,418,074      290,550,223
                                                      ===============   ==============   ==============   ==============

                                                                 NSATTotRe                         NBAMTGro
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   12,035,844       12,556,764                -                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (8,914,235)      (6,944,503)      (4,492,337)      (4,438,181)
      BOA Vision ...................................      (6,595,435)      (3,970,444)      (1,605,250)      (1,315,545)
      BOA Enterprise ...............................         (44,307)         (24,485)          (2,546)          (1,945)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (3,518,133)       1,617,332       (6,100,133)      (5,755,671)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      98,753,814       36,066,433      232,023,189      177,857,355
  Cost of mutual fund shares sold ..................     (54,160,507)     (22,601,600)    (234,618,122)    (151,296,684)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      44,593,307       13,464,833       (2,594,933)      26,560,671
  Change in unrealized gain (loss) on investments ..      82,128,581      139,386,896      (55,314,235)      47,617,333
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     126,721,888      152,851,729      (57,909,168)      74,178,004
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      48,037,783       32,893,745      124,274,598       32,577,604
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     171,241,538      187,362,806       60,265,297      100,999,937
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     144,141,140      234,728,766       28,776,863       44,470,540
  Transfers between funds ..........................     (18,161,876)      82,492,350      (34,982,287)      (3,323,065)
  Redemptions ......................................     (98,751,498)     (51,176,329)     (46,230,014)     (39,592,901)
  Annuity benefits .................................        (194,097)        (152,880)         (83,808)         (60,735)
  Annual contract maintenance charge (note 2) ......        (517,264)        (390,286)        (257,911)        (269,972)
  Contingent deferred sales charges (note 2) .......      (1,246,430)        (714,965)        (499,129)        (523,316)
  Adjustments to maintain reserves .................          49,874           38,731          (42,003)          12,128
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      25,319,849      264,825,387      (53,318,289)         712,679
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     196,561,387      452,188,193        6,947,008      101,712,616
  Contract owners' equity beginning of period ......   1,035,147,551      582,959,358      477,494,040      375,781,424
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $1,231,708,938    1,035,147,551      484,441,048      477,494,040
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 NBAMTGuard                         NBAMTLMat
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -       11,658,274       11,734,100
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................         (101,891)               -       (1,461,067)      (1,495,421)
      BOA Vision ...................................         (175,876)               -       (1,044,829)      (1,132,335)
      BOA Enterprise ...............................             (340)               -             (942)            (568)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................         (278,107)               -        9,151,436        9,105,776
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       27,174,222                -       67,231,619       57,634,002
  Cost of mutual fund shares sold ..................      (30,893,655)               -      (69,328,641)     (58,656,885)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       (3,719,433)               -       (2,097,022)      (1,022,883)
  Change in unrealized gain (loss) on investments ..        1,222,564                -       (1,610,865)       1,972,323
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       (2,496,869)               -       (3,707,887)         949,440
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -                -                -                -
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       (2,774,976)               -        5,443,549       10,055,216
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................        2,669,820                -       23,144,819       56,406,502
  Transfers between funds ..........................       40,976,322                -      (13,621,857)     (64,818,071)
  Redemptions ......................................       (2,970,574)               -      (24,447,184)     (16,675,074)
  Annuity benefits .................................                -                -          (19,554)         (15,225)
  Annual contract maintenance charge (note 2) ......           (4,885)               -          (61,292)         (65,787)
  Contingent deferred sales charges (note 2) .......          (35,504)               -         (209,330)        (209,825)
  Adjustments to maintain reserves .................             (191)               -            5,646              372
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       40,634,988                -      (15,208,752)     (25,377,108)
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       37,860,012                -       (9,765,203)     (15,321,892)
  Contract owners' equity beginning of period ......                -                -      188,450,178      203,772,070
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    37,860,012                -      178,684,975      188,450,178
                                                      ===============   ==============   ==============   ==============

                                                                  NBAMTPart                         OppBdFd
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    3,116,604        1,231,708        4,888,363       14,915,295
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (4,534,910)      (3,649,443)      (1,946,480)      (1,630,280)
      BOA Vision ...................................      (5,859,017)      (4,169,214)      (2,306,525)      (1,603,881)
      BOA Enterprise ...............................          (9,661)          (6,318)          (2,200)            (864)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (7,286,984)      (6,593,267)         633,158       11,680,270
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     323,653,191      239,929,783       72,961,916       30,992,706
  Cost of mutual fund shares sold ..................    (285,611,423)    (184,398,144)     (68,091,867)     (30,503,439)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      38,041,768       55,531,639        4,870,049          489,267
  Change in unrealized gain (loss) on investments ..    (112,673,667)      71,315,949        6,100,995        5,495,496
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     (74,631,899)     126,847,588       10,971,044        5,984,763
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      98,173,016       18,968,301        4,423,968          738,909
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      16,254,133      139,222,622       16,028,170       18,403,942
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     106,356,098      178,218,856       38,178,922       55,252,898
  Transfers between funds ..........................    (179,019,279)     138,729,962       20,835,559       19,335,126
  Redemptions ......................................     (54,732,674)     (32,375,861)     (27,001,741)     (16,712,535)
  Annuity benefits .................................         (14,950)          (1,195)         (62,643)         (54,502)
  Annual contract maintenance charge (note 2) ......        (238,809)        (163,783)         (96,177)         (89,653)
  Contingent deferred sales charges (note 2) .......        (785,338)        (453,932)        (362,728)        (268,113)
  Adjustments to maintain reserves .................            (732)           1,670            1,178           (3,694)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................    (128,435,684)     283,955,717       31,492,370       57,459,527
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............    (112,181,551)     423,178,339       47,520,540       75,863,469
  Contract owners' equity beginning of period ......     777,189,563      354,011,224      290,966,291      215,102,822
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  665,008,012      777,189,563      338,486,831      290,966,291
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  OppGISec                            OppGro
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    10,856,886        4,353,191          188,351                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (3,496,341)      (2,979,200)        (275,168)         (18,845)
      BOA Vision ...................................       (3,604,162)      (2,689,657)        (239,248)         (22,068)
      BOA Enterprise ...............................           (1,733)          (1,095)            (731)             (42)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................        3,754,650       (1,316,761)        (326,796)         (40,955)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      125,576,767       76,448,017       17,011,520          738,091
  Cost of mutual fund shares sold ..................      (88,844,140)     (62,463,469)     (17,085,617)        (732,690)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       36,732,627       13,984,548          (74,097)           5,401
  Change in unrealized gain (loss) on investments ..      (21,261,831)      60,986,819        6,064,468         (150,054)
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       15,470,796       74,971,367        5,990,371         (144,653)
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       40,867,407                -        2,272,563                -
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       60,092,853       73,654,606        7,936,138         (185,608)
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       51,559,320       90,024,052       16,030,396        5,815,873
  Transfers between funds ..........................      (20,304,286)      43,312,410       26,102,066       10,665,183
  Redemptions ......................................      (37,751,898)     (23,014,747)      (2,687,765)        (104,041)
  Annuity benefits .................................          (42,320)          (4,941)          (3,335)               -
  Annual contract maintenance charge (note 2) ......         (192,525)        (173,863)         (13,027)            (799)
  Contingent deferred sales charges (note 2) .......         (520,846)        (394,896)         (30,325)            (619)
  Adjustments to maintain reserves .................          (20,237)        (691,837)          31,362              125
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       (7,272,792)     109,056,178       39,429,372       16,375,722
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       52,820,061      182,710,784       47,365,510       16,190,114
  Contract owners' equity beginning of period ......      489,322,678      306,611,894       16,190,114                -
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   542,142,739      489,322,678       63,555,624       16,190,114
                                                      ===============   ==============   ==============   ==============

                                                                  OppMult                            StOpp2
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    3,212,145       10,986,747        1,848,130        2,534,711
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (2,450,308)      (2,272,557)      (6,768,918)      (5,943,611)
      BOA Vision ...................................      (2,206,025)      (1,628,568)      (3,890,877)      (3,119,935)
      BOA Enterprise ...............................          (2,886)          (1,491)          (5,469)          (2,861)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (1,447,074)       7,084,131       (8,817,134)      (6,531,696)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      41,801,113        8,146,767      193,720,998      148,226,419
  Cost of mutual fund shares sold ..................     (33,330,835)      (6,105,557)    (137,667,518)    (109,705,183)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       8,470,278        2,041,210       56,053,480       38,521,236
  Change in unrealized gain (loss) on investments ..      (9,193,583)      22,703,778      (62,980,528)      53,401,226
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        (723,305)      24,744,988       (6,927,048)      91,922,462
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      18,630,439        9,159,579      101,358,207       57,079,292
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      16,460,060       40,988,698       85,614,025      142,470,058
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      36,934,558       67,724,310       61,374,281       89,723,233
  Transfers between funds ..........................     (27,844,235)      15,591,000      (62,713,711)     (29,207,063)
  Redemptions ......................................     (33,380,272)     (20,273,082)     (60,899,142)     (40,126,673)
  Annuity benefits .................................         (41,603)          (8,967)         (63,802)         (34,707)
  Annual contract maintenance charge (note 2) ......        (137,253)        (128,063)        (360,713)        (341,773)
  Contingent deferred sales charges (note 2) .......        (425,530)        (313,339)        (814,460)        (633,525)
  Adjustments to maintain reserves .................         (12,023)           2,876            3,809          (51,000)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     (24,906,358)      62,594,735      (63,473,738)      19,328,492
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      (8,446,298)     103,583,433       22,140,287      161,798,550
  Contract owners' equity beginning of period ......     340,972,204      237,388,771      764,227,770      602,429,220
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  332,525,906      340,972,204      786,368,057      764,227,770
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   StDisc2                           StintStk2
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -          531,928        1,173,377
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (1,451,734)      (1,607,469)        (263,007)        (440,839)
      BOA Vision ...................................         (935,260)        (996,834)        (348,046)        (479,748)
      BOA Enterprise ...............................             (477)            (520)            (326)            (503)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................       (2,387,471)      (2,604,823)         (79,451)         252,287
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       81,516,149      123,823,006       52,143,627       39,269,990
  Cost of mutual fund shares sold ..................      (73,384,284)    (138,054,663)     (61,140,929)     (40,207,464)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        8,131,865      (14,231,657)      (8,997,302)        (937,474)
  Change in unrealized gain (loss) on investments ..        1,124,195       35,647,182        6,694,716       (9,982,351)
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        9,256,060       21,415,525       (2,302,586)     (10,919,825)
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................        2,856,579                -                -        1,762,973
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........        9,725,168       18,810,702       (2,382,037)      (8,904,565)
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       13,493,166       22,742,374        4,412,210       16,108,665
  Transfers between funds ..........................      (28,949,271)     (42,069,763)     (10,811,583)     (22,926,232)
  Redemptions ......................................      (14,296,989)     (12,584,675)      (3,576,372)      (4,298,166)
  Annuity benefits .................................          (10,191)          (9,675)          (4,776)          (1,862)
  Annual contract maintenance charge (note 2) ......          (92,275)        (105,512)         (17,559)         (23,552)
  Contingent deferred sales charges (note 2) .......         (225,995)        (239,340)         (55,830)         (69,910)
  Adjustments to maintain reserves .................          (15,647)           2,840           (5,143)           5,043
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      (30,097,202)     (32,263,751)     (10,059,053)     (11,206,014)
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      (20,372,034)     (13,453,049)     (12,441,090)     (20,110,579)
  Contract owners' equity beginning of period ......      195,266,423      208,719,472       49,718,321       69,828,900
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   174,894,389      195,266,423       37,277,231       49,718,321
                                                      ===============   ==============   ==============   ==============

                                                                  VEWrldBd                        VEWrldEMkt
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $      874,183        3,428,399          606,759          154,979
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................        (780,003)        (866,795)        (339,625)        (699,280)
      BOA Vision ...................................        (569,654)        (470,930)        (355,352)        (592,796)
      BOA Enterprise ...............................            (230)            (130)            (728)          (1,071)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................        (475,704)       2,090,544          (88,946)      (1,138,168)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      69,501,826       36,100,931       93,885,231       85,151,405
  Cost of mutual fund shares sold ..................     (64,533,774)     (37,747,713)    (142,305,956)     (84,005,535)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       4,968,052       (1,646,782)     (48,420,725)       1,145,870
  Change in unrealized gain (loss) on investments ..       6,347,948          311,663       27,275,773      (24,512,682)
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................      11,316,000       (1,335,119)     (21,144,952)     (23,366,812)
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................               -                -          539,341                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      10,840,296          755,425      (20,694,557)     (24,504,980)
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       5,953,441       13,446,356        8,718,923       39,216,218
  Transfers between funds ..........................      (2,334,954)     (16,903,125)     (25,081,916)      58,762,770
  Redemptions ......................................     (12,034,561)      (9,117,586)      (5,537,310)      (7,729,327)
  Annuity benefits .................................         (11,719)         (11,204)          (2,591)          (1,090)
  Annual contract maintenance charge (note 2) ......         (39,304)         (44,515)         (24,163)         (31,176)
  Contingent deferred sales charges (note 2) .......        (134,345)        (111,505)         (76,401)        (109,502)
  Adjustments to maintain reserves .................         (57,710)           3,411          (41,405)          (6,833)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      (8,659,152)     (12,738,168)     (22,044,863)      90,101,060
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       2,181,144      (11,982,743)     (42,739,420)      65,596,080
  Contract owners' equity beginning of period ......      97,264,864      109,247,607       77,776,313       12,180,233
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   99,446,008       97,264,864       35,036,893       77,776,313
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  VEWrldHAs                          MSRESec
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $       711,661        2,942,339          393,097        6,929,835
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................         (800,231)      (1,330,754)      (1,314,258)      (1,477,443)
      BOA Vision ...................................         (438,740)        (670,086)      (1,509,947)      (1,377,066)
      BOA Enterprise ...............................             (892)          (1,080)          (2,421)          (2,322)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................         (528,202)         940,419       (2,433,529)       4,073,004
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      110,716,383      180,226,702      109,606,337       87,738,533
  Cost of mutual fund shares sold ..................     (157,079,801)    (178,928,373)    (107,603,836)     (67,567,070)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      (46,363,418)       1,298,329        2,002,501       20,171,463
  Change in unrealized gain (loss) on investments ..       (5,019,280)     (10,420,493)     (34,053,106)      (8,041,235)
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................      (51,382,698)      (9,122,164)     (32,050,605)      12,130,228
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       17,475,241        3,986,394        3,868,070       22,876,677
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      (34,435,659)      (4,195,351)     (30,616,064)      39,079,909
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................        6,023,164       16,547,301       22,405,804       63,961,156
  Transfers between funds ..........................      (25,954,967)     (24,931,349)     (84,189,451)      26,781,688
  Redemptions ......................................       (8,770,856)     (11,775,774)     (16,396,178)     (11,168,996)
  Annuity benefits .................................           (8,819)          (2,890)         (23,453)          (1,202)
  Annual contract maintenance charge (note 2) ......          (51,034)         (76,665)         (65,816)         (56,589)
  Contingent deferred sales charges (note 2) .......         (112,511)        (187,910)        (213,235)        (156,322)
  Adjustments to maintain reserves .................          (61,663)          (7,728)         (13,239)           4,138
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      (28,936,686)     (20,435,015)     (78,495,568)      79,363,873
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      (63,372,345)     (24,630,366)    (109,111,632)     118,443,782
  Contract owners' equity beginning of period ......      127,190,392      151,820,758      268,677,705      150,233,923
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    63,818,047      127,190,392      159,566,073      268,677,705
                                                      ===============   ==============   ==============   ==============

                                                                  WPintEq                          WPPVenCap
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    1,248,393        2,335,080                -            2,289
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (1,543,369)      (1,892,289)        (124,501)        (135,993)
      BOA Vision ...................................      (2,099,581)      (2,323,574)        (121,909)        (167,588)
      BOA Enterprise ...............................          (1,148)          (1,546)            (383)            (252)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (2,395,705)      (1,882,329)        (246,793)        (301,544)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     175,012,080       94,815,826       41,505,314       46,674,220
  Cost of mutual fund shares sold ..................    (175,381,602)     (87,661,494)     (41,036,519)     (44,520,920)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        (369,522)       7,154,332          468,795        2,153,300
  Change in unrealized gain (loss) on investments ..      16,362,407      (34,790,695)         652,131         (396,347)
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................      15,992,885      (27,636,363)       1,120,926        1,756,953
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................               -       16,160,192                -                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      13,597,180      (13,358,500)         874,133        1,455,409
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      24,541,336       69,542,854        2,630,810        6,835,129
  Transfers between funds ..........................     (77,448,000)     (17,704,103)       5,896,486         (463,676)
  Redemptions ......................................     (19,392,829)     (16,226,024)      (1,865,017)      (2,561,771)
  Annuity benefits .................................         (14,068)          (8,123)               -                -
  Annual contract maintenance charge (note 2) ......         (86,940)         (95,572)          (6,719)          (5,950)
  Contingent deferred sales charges (note 2) .......        (269,510)        (245,953)         (22,616)         (29,935)
  Adjustments to maintain reserves .................          (7,444)           4,927             (184)             975
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     (72,677,455)      35,268,006        6,632,760        3,774,772
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     (59,080,275)      21,909,506        7,506,893        5,230,181
  Contract owners' equity beginning of period ......     286,776,025      264,866,519       14,678,793        9,448,612
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  227,695,750      286,776,025       22,185,686       14,678,793
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  WPSmCoGr
                                                      --------------------------------
                                                            1998             1997
                                                      ---------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (2,148,938)      (2,040,961)
      BOA Vision ...................................       (2,437,919)      (2,229,554)
      BOA Enterprise ...............................           (4,146)          (3,912)
                                                      ---------------   --------------
    Net investment activity ........................       (4,591,003)      (4,274,427)
                                                      ---------------   --------------

  Proceeds from mutual fund shares sold ............      234,905,719      206,418,883
  Cost of mutual fund shares sold ..................     (206,336,848)    (190,696,238)
                                                      ---------------   --------------
    Realized gain (loss) on investments ............       28,568,871       15,722,645
  Change in unrealized gain (loss) on investments ..      (37,572,573)      32,994,104
                                                      ---------------   --------------
    Net gain (loss) on investments .................       (9,003,702)      48,716,749
                                                      ---------------   --------------
  Reinvested capital gains .........................                -                -
                                                      ---------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      (13,594,705)      44,442,322
                                                      ---------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       35,864,595       78,705,384
  Transfers between funds ..........................      (60,145,996)      21,336,792
  Redemptions ......................................      (24,045,876)     (17,829,181)
  Annuity benefits .................................          (16,707)          (4,658)
  Annual contract maintenance charge (note 2) ......         (131,597)        (116,486)
  Contingent deferred sales charges (note 2) .......         (375,448)        (332,255)
  Adjustments to maintain reserves .................           (8,986)          12,595
                                                      ---------------   --------------
      Net equity transactions ......................      (48,860,015)      81,772,191
                                                      ---------------   --------------

  Net change in contract owners' equity ............      (62,454,720)     126,214,513
  Contract owners' equity beginning of period ......      383,397,113      257,182,600
                                                      ---------------   --------------
  Contract owners' equity end of period ............  $   320,942,393      383,397,113
                                                      ===============   ==============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 1998 AND 1997

                 (1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations
         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts
         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
                American VISeries - Growth Fund (AVISGro)
                American VISeries - High-Yield Bond Fund (AVISHiYld)
                American VISeries - U.S. Government/AAA-Rated Securities Fund (AVISGvt)


              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value
                Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
               Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
         Actual results could differ from those estimates.

     (2) EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision AnnuitySM contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  RELATED PARTY TRANSACTIONS
     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998, for each series, in both the accumulation and payout phases.

                                                                                                                ANNUAL
 Contract owners' equity represented by:               UNITS        UNIT VALUE                                  RETURN(b)
                                                     ---------      -----------                                 ---------
 Contracts in accumulation phase:
 The BEST OF AMERICA(R) contracts:
   American Century VP -
   American Century VP Balanced:
      Tax qualified                                   3,311,879       $  18.677491     $ 61,857,590                 14%
      Non-tax qualified                               2,684,128          18.677491       50,132,777                 14%
   American Century VP -
   American Century VP Capital Appreciation:
      Tax qualified                                   5,691,252          21.832994      124,257,071                 (3)%
      Non-tax qualified                               3,199,790          21.832994       69,860,996                 (3)%
   American Century VP -
   American Century VP Income & Growth:
      Tax qualified                                     851,923          10.825822        9,222,767                  8%(a)
      Non-tax qualified                               1,195,005          10.825822       12,936,911                  8%(a)
   American Century VP -
   American Century VP International:
      Tax qualified                                   4,804,748          16.121219       77,458,395                 17%
      Non-tax qualified                               3,904,415          16.121219       62,943,929                 17%
   American Century VP -
   American Century VP Value:
      Tax qualified                                   1,289,505          13.057214       16,837,343                  3%
      Non-tax qualified                               1,042,979          13.057214       13,618,400                  3%
   American VI Series - Growth Fund:
      Tax qualified                                     371,663          42.056137       15,630,710                 34%
      Non-tax qualified                                 368,482          42.056137       15,496,929                 34%
   American VI Series -
   High-Yield Bond Fund:
      Tax qualified                                      62,435          25.475118        1,590,539                 (1)%
      Non-tax qualified                                  38,541          25.475118          981,837                 (1)%
   American VI Series - U.S. Government/
   AAA-Rated Securities Fund:
      Tax qualified                                     129,959          21.026607        2,732,597                  7%
      Non-tax qualified                                  81,141          21.026607        1,706,120                  7%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
      Tax qualified                                   3,208,339          27.580026       88,486,073                 28%
      Non-tax qualified                               1,734,954          27.580026       47,850,076                 28%
   Dreyfus Stock Index Fund:
      Tax qualified                                  16,760,500          27.352140      458,435,542                 27%
      Non-tax qualified                              11,496,653          27.352140      314,458,062                 27%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
      Tax qualified                                   3,218,773          13.099410       42,164,027                 29%
      Non-tax qualified                               3,158,512          13.099410       41,374,644                 29%
   Dreyfus VIF -
   Growth and Income Portfolio:
      Tax qualified                                   1,530,286          12.641927       19,345,764                 10%
      Non-tax qualified                               1,010,647          12.641927       12,776,526                 10%

   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified                                    23,119,147           39.068090     903,220,916                  10%
      Non-tax qualified                                17,190,931           39.068090     671,616,839                  10%
   Fidelity VIP - Growth Portfolio:
      Tax qualified                                    17,532,628           64.597153   1,132,557,853                  38%
      Non-tax qualified                                11,328,287           64.597153     731,775,089                  38%
   Fidelity VIP - High Income Portfolio:
      Tax qualified                                     6,464,105           26.926873     174,058,134                  (6)%
      Non-tax qualified                                 6,457,997           26.926873     173,893,665                  (6)%
   Fidelity VIP - Overseas Portfolio:
      Tax qualified                                    11,283,013           20.307878     229,134,051                  11%
      Non-tax qualified                                 9,318,467           20.307878     189,238,291                  11%
   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified                                    18,785,187           27.616728     518,785,400                  14%
      Non-tax qualified                                10,977,395           27.616728     303,159,732                  14%
   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified                                    15,609,123           20.836167     325,234,294                  28%
      Non-tax qualified                                11,340,649           20.836167     236,295,656                  28%
   Fidelity VIP-III -
   Growth Opportunities Portfolio:
      Tax qualified                                     2,942,745           13.446025      39,568,223                  23%
      Non-tax qualified                                 2,183,868           13.446025      29,364,344                  23%
   Morgan Stanley -
   Emerging Markets Debt Portfolio:
      Tax qualified                                       417,556            6.934889       2,895,705                 (29)%
      Non-tax qualified                                   283,779            6.934889       1,967,976                 (29)%
   Nationwide SAT -
   Capital Appreciation Fund:
      Tax qualified                                     6,725,123           30.616503     205,899,749                  28%
      Non-tax qualified                                 5,812,770           30.616503     177,966,690                  28%
   Nationwide SAT -
   Government Bond Fund:
      Tax qualified                                     4,202,514           35.250995     148,142,800                   7%
      Non-tax qualified                                 3,353,428           35.157882     117,899,426                   7%
   Nationwide SAT - Money Market Fund:
      Tax qualified                                    10,938,889           23.891623     261,347,812                   4%
      Non-tax qualified                                12,513,821           23.891623     298,975,494                   4%
   Nationwide SAT - Small Cap Value Fund:
      Tax qualified                                       405,997            8.528787       3,462,662            (15)%(a)
      Non-tax qualified                                   600,393            8.528787       5,120,624            (15)%(a)
   Nationwide SAT - Small Company Fund:
      Tax qualified                                     4,961,782           15.971964      79,249,403                   0%
      Non-tax qualified                                 3,151,728           15.971964      50,339,286                   0%
   Nationwide SAT - Total Return Fund:
      Tax qualified                                     4,459,090           93.358149     416,292,389                  17%
      Non-tax qualified                                 3,296,114           90.954119     299,795,145                  17%
   Neuberger & Berman AMT Growth Portfolio:
      Tax qualified                                     4,739,527           43.203987     204,766,463                  14%
      Non-tax qualified                                 3,535,046           43.203987     152,728,081                  14%
   Neuberger & Berman AMT -
   Guardian Portfolio:
      Tax qualified                                       928,355            9.282422       8,617,383             (7)%(a)
      Non-tax qualified                                   782,161            9.282422       7,260,348             (7)%(a)


                                                                     (Continued)

   Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio:
      Tax qualified                                  3,027,892         18.227259      55,190,172                 3%
      Non-tax qualified                              2,828,271         18.227259      51,551,628                 3%
   Neuberger & Berman AMT
   Partners Portfolio:
      Tax qualified                                  7,610,496         22.992724     174,986,034                 3%
      Non-tax qualified                              5,337,515         22.992724     122,724,009                 3%
   Oppenheimer VAF - Bond Fund:
      Tax qualified                                  4,366,241         19.729274      86,142,765                 5%
      Non-tax qualified                              3,654,118         19.729274      72,093,095                 5%
   Oppenheimer VAF -
   Global Securities Fund:
      Tax qualified                                  9,503,851         18.054116     171,583,628                13%
      Non-tax qualified                              5,697,473         18.054116     102,862,838                13%
   Oppenheimer VAF - Growth Fund:
      Tax qualified                                  1,553,053         12.762568      19,820,945                22%
      Non-tax qualified                              1,122,440         12.762568      14,325,217                22%
   Oppenheimer VAF -
   Multiple Strategies Fund:
      Tax qualified                                  4,734,705         21.978211     104,060,346                 5%
      Non-tax qualified                              3,383,989         21.978211      74,374,024                 5%
   Strong Opportunity Fund II, Inc.:
      Tax qualified                                 10,757,453         29.241637     314,565,536                12%
      Non-tax qualified                              6,829,157         29.241637     199,695,730                12%
   Strong VIF - Strong Discovery Fund II:
      Tax qualified                                  3,330,945         18.773240      62,532,630                 6%
      Non-tax qualified                              2,561,304         18.773240      48,083,975                 6%
   Strong VIF -
   Strong International Stock Fund II:
      Tax qualified                                  1,115,317          8.937224       9,967,838                (6)%
      Non-tax qualified                                824,150          8.937224       7,365,613                (6)%
   Van Eck WIT - Worldwide Bond Fund:
      Tax qualified                                  1,824,058         16.424717      29,959,636                11%
      Non-tax qualified                              1,736,777         16.424717      28,526,071                11%
   Van Eck WIT -
   Worldwide Emerging Markets Fund:
      Tax qualified                                  1,862,823          5.716175      10,648,222               (35)%
      Non-tax qualified                              1,394,148          5.716175       7,969,194               (35)%
   Van Eck WIT -
   Worldwide Hard Assets Fund:
      Tax qualified                                  1,976,563         10.743036      21,234,287               (32)%
      Non-tax qualified                              1,953,375         10.743036      20,985,178               (32)%
   Van Kampen American Capital LIT -
   Morgan Stanley Real Estate
   Securities Portfolio:
      Tax qualified                                  2,429,141         15.615675      37,932,676               (13)%
      Non-tax qualified                              2,423,893         15.615675      37,850,725               (13)%
   Warburg Pincus Trust -
   International Equity Portfolio:
      Tax qualified                                  4,923,915         11.608185      57,157,716                 4%
      Non-tax qualified                              3,738,519         11.608185      43,397,420                 4%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
      Tax qualified                                    531,483         11.952364       6,352,478                 5%
      Non-tax qualified                                448,154         11.952364       5,356,500                 5%

      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified                                                  5,715,162        15.294249      87,409,111        (4)%
         Non-tax qualified                                              4,595,026        15.294249      70,277,472        (4)%
   The BEST OF AMERICA(R) Nationwide Insurance
   Enterprise Annuity contracts:
      American Century VP -
      American Century VP Balanced:
         Tax qualified                                                     10,841        15.003357         162,651        15%
         Non-tax qualified                                                 12,689        15.003357         190,378        15%
      American Century VP -
      American Century VP Capital Appreciation:
         Tax qualified                                                      6,953         8.734621          60,732        (3)%
         Non-tax qualified                                                 11,266         8.734621          98,404        (3)%
      American Century VP -
      American Century VP Income & Growth:
         Tax qualified                                                        109        10.862433           1,184         9%(a)
         Non-tax qualified                                                  2,432        10.862433          26,417         9%(a)
      American Century VP -
      American Century VP International:
         Tax qualified                                                      4,492        16.294485          73,195        18%
         Non-tax qualified                                                 11,501        16.294485         187,403        18%
      American Century VP -
      American Century VP Value:
         Tax qualified                                                        997        13.191239          13,152         4%
         Non-tax qualified                                                 10,800        13.191239         142,465         4%
      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified                                                     12,450        20.314721         252,918        28%
         Non-tax qualified                                                  8,800        20.314721         178,770        28%
      Dreyfus Stock Index Fund:
         Tax qualified                                                     73,693        21.564450       1,589,149        27%
         Non-tax qualified                                                 57,396        21.564450       1,237,713        27%
      Dreyfus VIF -
      Capital Appreciation Portfolio:
         Tax qualified                                                      8,555        13.196658         112,897        29%
         Non-tax qualified                                                 11,092        13.196658         146,377        29%
      Dreyfus VIF Growth and Income Portfolio:
         Tax qualified                                                     19,404        12.771671         247,822        11%
         Non-tax qualified                                                 14,677        12.771671         187,450        11%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified                                                     63,894        17.117556       1,093,709        11%
         Non-tax qualified                                                 58,459        17.117556       1,000,675        11%
      Fidelity VIP - Growth Portfolio:
         Tax qualified                                                     67,118        18.598337       1,248,283        38%
         Non-tax qualified                                                 72,186        18.598337       1,342,540        38%
      Fidelity VIP - High Income Portfolio:
         Tax qualified                                                     20,159        12.725625         256,536        (5)%
         Non-tax qualified                                                 29,302        12.725625         372,886        (5)%
      Fidelity VIP - Overseas Portfolio:
         Tax qualified                                                      1,306        14.574887          19,035        12%
         Non-tax qualified                                                  3,352        14.574887          48,855        12%


                                                                     (Continued)

   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified                                     9,570       16.357953         156,546              14%
      Non-tax qualified                                13,208       16.357953         216,056              14%
   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified                                    25,061       19.503885         488,787              29%
      Non-tax qualified                                21,809       19.503885         425,360              29%
   Fidelity VIP-III -
   Growth Opportunities Portfolio:
      Tax qualified                                     5,578       13.545866          75,559              24%
      Non-tax qualified                                 9,045       13.545866         122,522              24%
   Morgan Stanley -
   Emerging Markets Debt Portfolio:
      Tax qualified                                        50        6.986517             349             (29)%
      Non-tax qualified                                   126        6.986517             880             (29)%
   Nationwide SAT -
   Capital Appreciation Fund:
      Tax qualified                                    89,909       23.165130       2,082,754              29%
      Non-tax qualified                                83,268       23.165130       1,928,914              29%
   Nationwide SAT -
   Government Bond Fund:
      Tax qualified                                    38,202       12.382040         473,019               8%
      Non-tax qualified                                35,508       12.382040         439,661               8%
   Nationwide SAT - Money Market Fund:
      Tax qualified                                    47,932       11.457526         549,182               4%
      Non-tax qualified                                57,997       11.457526         664,502               4%
   Nationwide SAT - Small Cap Value Fund:
      Tax qualified                                       672        8.557673           5,751        (14)%(a)
      Non-tax qualified                                 1,602        8.557673          13,709        (14)%(a)
   Nationwide SAT - Small Company Fund:
      Tax qualified                                    21,106       16.217601         342,289               0%
      Non-tax qualified                                32,785       16.217601         531,694               0%
   Nationwide SAT - Total Return Fund:
      Tax qualified                                   175,958       19.086420       3,358,408              17%
      Non-tax qualified                               165,625       19.086420       3,161,188              17%
   Neuberger & Berman AMT -
      Growth Portfolio:
      Tax qualified                                     8,454       15.832511         133,848              15%
      Non-tax qualified                                13,157       15.832511         208,308              15%
   Neuberger & Berman AMT -
   Guardian Portfolio:
      Tax qualified                                     1,169        9.313837          10,888         (7)%(a)
      Non-tax qualified                                10,424        9.313837          97,087         (7)%(a)
   Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio:
      Tax qualified                                     2,556       11.550378          29,523               4%
      Non-tax qualified                                 6,843       11.550378          79,039               4%
   Neuberger & Berman AMT -
   Partners Portfolio:
      Tax qualified                                    27,924       18.285622         510,608               3%
      Non-tax qualified                                25,730       18.285622         470,489               3%
   Oppenheimer VAF - Bond Fund:
      Tax qualified                                    17,438       12.279322         214,127               6%
      Non-tax qualified                                19,590       12.279322         240,552               6%

      Oppenheimer VAF -
      Global Securities Fund:
         Tax qualified                                                     7,037       16.204214          114,029               13%
         Non-tax qualified                                                 5,896       16.204214           95,540               13%
      Oppenheimer VAF - Growth Fund:
         Tax qualified                                                     7,443       12.857366           95,697               23%
         Non-tax qualified                                                 2,581       12.857366           33,185               23%
      Oppenheimer VAF -
      Multiple Strategies Fund:
         Tax qualified                                                    14,316       14.521876          207,895                6%
         Non-tax qualified                                                16,138       14.521876          234,354                6%
      Strong Opportunity Fund II, Inc.:
         Tax qualified                                                    19,114       17.394278          332,474               13%
         Non-tax qualified                                                19,791       17.394278          344,250               13%
      Strong VIF - Strong Discovery Fund II:
         Tax qualified                                                       756       12.307345            9,304                6%
         Non-tax qualified                                                 3,184       12.307345           39,187                6%
      Strong VIF -
      Strong International Stock Fund II:
         Tax qualified                                                     3,271        9.029694           29,536               (6)%
         Non-tax qualified                                                   704        9.029694            6,357               (6)%
      Van Eck WIT - Worldwide Bond Fund:
         Tax qualified                                                     1,169       11.685439           13,660               12%
         Non-tax qualified                                                 1,060       11.685439           12,387               12%
      Van Eck WIT -
      Worldwide Emerging Markets Fund:
         Tax qualified                                                     6,729        5.774938           38,860              (35)%
         Non-tax qualified                                                 4,464        5.774938           25,779              (35)%
      Van Eck WIT -
      Worldwide Hard Assets Fund:
         Tax qualified                                                     1,662        8.651833           14,379              (32)%
         Non-tax qualified                                                 9,030        8.651833           78,126              (32)%
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio:
         Tax qualified                                                     5,144       15.607765           80,286              (12)%
         Non-tax qualified                                                11,844       15.607765          184,858              (12)%
      Warburg Pincus Trust -
      International Equity Portfolio:
         Tax qualified                                                     3,803       11.456500           43,569                5%
         Non-tax qualified                                                 3,149       11.456500           36,077                5%
      Warburg Pincus Trust -
      Post Venture Capital Portfolio:
         Tax qualified                                                       411       12.075066            4,963                6%
         Non-tax qualified                                                 3,383       12.075066           40,850                6%
      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified                                                    11,973       13.935312          166,847               (4)%
         Non-tax qualified                                                24,274       13.935312          338,266               (4)%
   The BEST OF AMERICA(R) America's Vision
      Annuity(SM) contracts:
      American Century VP -
      American Century VP Balanced:
         Tax qualified                                                 2,324,877       17.180551       39,942,668               14%
         Non-tax qualified                                             3,259,024       17.180551       55,991,828               14%


                                                                     (Continued)

   American Century VP -
   American Century VP Capital Appreciation:
      Tax qualified                                                   2,096,618       11.105046        23,283,039         (4)%
      Non-tax qualified                                               2,997,998       11.105046        33,292,906         (4)%
   American Century VP -
   American Century VP Income & Growth:
      Tax qualified                                                     660,409       10.818483         7,144,624          8%(a)
      Non-tax qualified                                                 867,235       10.818483         9,382,167          8%(a)
   American Century VP -
   American Century VP International:
      Tax qualified                                                   3,867,971       16.049229        62,077,952         17%
      Non-tax qualified                                               5,549,022       16.049229        89,057,525         17%
   American Century VP -
   American Century VP Value:
      Tax qualified                                                   1,368,433       13.030493        17,831,357          3%
      Non-tax qualified                                               1,555,893       13.030493        20,274,053          3%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
      Tax qualified                                                   2,233,140       25.996040        58,052,797         28%
      Non-tax qualified                                               2,713,732       25.996040        70,546,286         28%
   Dreyfus Stock Index Fund:
      Tax qualified                                                  14,729,959       27.128900       399,607,585         26%
      Non-tax qualified                                              20,136,222       27.128900       546,273,553         26%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
      Tax qualified                                                   2,552,942       13.079978        33,392,425         28%
      Non-tax qualified                                               3,823,437       13.079978        50,010,472         28%
   Dreyfus VIF -
   Growth and Income Portfolio:
      Tax qualified                                                   1,631,617       12.616052        20,584,565         10%
      Non-tax qualified                                               2,166,223       12.616052        27,329,182         10%
   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified                                                  21,218,396       22.453988       476,437,609         10%
      Non-tax qualified                                              29,521,717       22.453988       662,880,279         10%
   Fidelity VIP - Growth Portfolio:
      Tax qualified                                                  14,762,454       25.487577       376,259,183         38%
      Non-tax qualified                                              20,736,972       25.487577       528,535,171         38%
   Fidelity VIP - High Income Portfolio:
      Tax qualified                                                  10,344,737       14.405141       149,017,395         (6)%
      Non-tax qualified                                              16,093,648       14.405141       231,831,269         (6)%
   Fidelity VIP - Overseas Portfolio:
      Tax qualified                                                   4,021,152       15.553060        62,541,218         11%
      Non-tax qualified                                               6,251,077       15.553060        97,223,376         11%
   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified                                                   8,121,780       16.832250       136,707,831         13%
      Non-tax qualified                                              10,607,282       16.832250       178,544,422         13%
   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified                                                  13,726,215       20.762500       284,990,539         28%
      Non-tax qualified                                              18,136,001       20.762500       376,548,721         28%
   Fidelity VIP-III -
   Growth Opportunities Portfolio:
      Tax qualified                                                   2,717,672       13.426082        36,487,687         23%
      Non-tax qualified                                               3,950,006       13.426082        53,033,104         23%

   Morgan Stanley -
   Emerging Markets Debt Portfolio:
      Tax qualified                                    168,941        6.924574         1,169,844               (29)%
      Non-tax qualified                                389,490        6.924574         2,697,052               (29)%
   Nationwide SAT -
   Capital Appreciation Fund:
      Tax qualified                                  4,940,669       27.075632       133,771,736                28%
      Non-tax qualified                              6,517,824       27.075632       176,474,204                28%
   Nationwide SAT -
   Government Bond Fund:
      Tax qualified                                  5,568,798       13.264325        73,866,347                 7%
      Non-tax qualified                              7,612,211       13.264325       100,970,841                 7%
   Nationwide SAT - Money Market Fund:
      Tax qualified                                 14,205,644       11.927856       169,442,876                 4%
      Non-tax qualified                             20,133,168       11.927856       240,145,529                 4%
   Nationwide SAT - Small Cap Value Fund:
      Tax qualified                                    192,359        8.523007         1,639,477          (15)%(a)
      Non-tax qualified                                397,547        8.523007         3,388,296          (15)%(a)
   Nationwide SAT - Small Company Fund:
      Tax qualified                                  4,237,223       15.920417        67,458,357                 0%
      Non-tax qualified                              5,235,907       15.920417        83,357,823                 0%
   Nationwide SAT - Total Return Fund:
      Tax qualified                                 10,125,826       22.849095       231,365,960                16%
      Non-tax qualified                             12,095,557       22.849095       276,372,531                16%
   Neuberger & Berman AMT -
   Growth Portfolio:
      Tax qualified                                  2,485,942       19.155589        47,619,683                14%
      Non-tax qualified                              4,103,790       19.155589        78,610,515                14%
   Neuberger & Berman AMT -
   Guardian Portfolio:
      Tax qualified                                  1,202,225        9.276124        11,151,988           (7)%(a)
      Non-tax qualified                              1,155,905        9.276124        10,722,318           (7)%(a)
   Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio:
      Tax qualified                                  2,286,137       12.016412        27,471,164                 3%
      Non-tax qualified                              3,686,363       12.016412        44,296,857                 3%
   Neuberger & Berman AMT -
   Partners Portfolio:
      Tax qualified                                  6,708,322       22.890094       153,554,121                 3%
      Non-tax qualified                              9,288,228       22.890094       212,608,412                 3%
   Oppenheimer VAF - Bond Fund:
      Tax qualified                                  5,838,014       13.161293        76,835,813                 5%
      Non-tax qualified                              7,806,181       13.161293       102,739,435                 5%
   Oppenheimer VAF -
   Global Securities Fund:
      Tax qualified                                  7,043,429       16.529444       116,423,965                13%
      Non-tax qualified                              9,123,582       16.529444       150,807,738                13%
   Oppenheimer VAF - Growth Fund:
      Tax qualified                                    959,141       12.743636        12,222,944                22%
      Non-tax qualified                              1,331,146       12.743636        16,963,640                22%
   Oppenheimer VAF -
   Multiple Strategies Fund:
      Tax qualified                                  4,320,161       16.281980        70,340,775                 5%
      Non-tax qualified                              5,100,007       16.281980        83,038,212                 5%


                                                                     (Continued)

            Strong Opportunity Fund II, Inc.:
               Tax qualified                                             5,406,908        21.434632       115,895,083        12%
               Non-tax qualified                                         7,229,174        21.434632       154,954,684        12%
            Strong VIF - Strong Discovery Fund II:
               Tax qualified                                             1,694,881        15.507147        26,282,769         6%
               Non-tax qualified                                         2,442,361        15.507147        37,874,051         6%
            Strong VIF -
            Strong International Stock Fund II:
               Tax qualified                                               905,955         8.908351         8,070,565        (6)%
               Non-tax qualified                                         1,324,589         8.908351        11,799,904        (6)%
            Van Eck WIT - Worldwide Bond Fund:
               Tax qualified                                             1,351,072        13.016609        17,586,376        11%
               Non-tax qualified                                         1,789,762        13.016609        23,296,632        11%
            Van Eck WIT -
            Worldwide Emerging Markets Fund:
               Tax qualified                                             1,171,528         5.704452         6,682,925       (35)%
               Non-tax qualified                                         1,694,210         5.704452         9,664,540       (35)%
            Van Eck WIT -
            Worldwide Hard Assets Fund:
               Tax qualified                                               870,452         8.796887         7,657,268       (32)%
               Non-tax qualified                                         1,571,084         8.796887        13,820,648       (32)%
            Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio:
               Tax qualified                                             3,044,098        15.560452        47,367,541       (13)%
               Non-tax qualified                                         2,317,641        15.560452        36,063,542       (13)%
            Warburg Pincus Trust -
            International Equity Portfolio:
               Tax qualified                                             4,110,213        11.567145        47,543,430         4%
               Non-tax qualified                                         6,861,319        11.567145        79,365,872         4%
            Warburg Pincus Trust -
            Post Venture Capital Portfolio:
               Tax qualified                                               416,468        11.927880         4,967,580         5%
               Non-tax qualified                                           458,029        11.927880         5,463,315         5%
            Warburg Pincus Trust -
            Small Company Growth Portfolio:
               Tax qualified                                             4,139,966        15.240137        63,093,649        (4)%
               Non-tax qualified                                         6,531,391        15.240137        99,539,294        (4)%
                                                                       ===========      ===========
            Reserves for annuity contracts in
            payout phase:
               Tax qualified                                                                                3,839,879
               Non-tax qualified                                                                            9,491,453
                                                                                                          -----------
                                                                                                     $ 20,672,674,408
                                                                                                     ================

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

PART C. OTHER INFORMATION

         Item 24.     Financial Statements and Exhibits                                        PAGE
                      (a)  Financial Statements:

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                           (2) Financial statements included in Part B:                         N/A
                               Those financial statements required by
                               Item 23 to be included in Part B
                               have been incorporated therein by reference
                               to the Prospectus (Part A).

                           Nationwide Variable Account-II:
                               Independent Auditors' Report.                                     72

                               Statement of Assets, Liabilities and Contract 73
                               Owners' Equity as of December 31, 1998.

                               Statements of Operations and Changes in
                               Contract Owners' Equity for the years ended
                               December 31, 1998 and 1997.                                       76

                               Notes to Financial Statements.                                    88


                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.                                    100
                               Consolidated Balance Sheets as of December                       101
                               31, 1998 and 1997.

                               Consolidated Statements of Income for the                        102
                               years ended December 31, 1998, 1997 and
                               1996.

                               Consolidated Statements of Shareholder's                         103
                               Equity for the years ended December 31,
                               1998, 1997 and 1996.

                               Consolidated Statements of Cash Flows for                        104
                               the years ended December 31, 1998, 1997
                               and 1996.
                               Notes to Consolidated Financial Statements.                      105


                                   127 of 146

Item 24.      (b) Exhibits
                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement and hereby incorporated by reference.
                         (2)   Not Applicable
                         (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement and hereby incorporated by reference.
                         (4) The form of the variable annuity contract Filed previously with the Registration Statement and hereby incorporated by reference.
                         (5) Variable Annuity Application Filed previously with the Registration Statement and hereby incorporated by reference.
                         (6)   Articles of Incorporation of Depositor -
                               Filed previously with the Registration
                               Statement and hereby
                               incorporated by reference.
                         (7)   Not Applicable
                         (8)   Not Applicable
                         (9) Opinion of Counsel - Filed previously with the Registration Statement and hereby incorporated by reference.
                         (10)  Not Applicable
                         (11)  Not Applicable
                         (12)  Not Applicable
                         (13) Performance Advertising Calculation Schedule - Filed previously with the Registration Statement, and hereby incorporated by reference.


                                   128 of 146

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer-
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA  30339

                          Ralph M. Paige, Executive Director                     Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618



                                   129 of 146

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1733A Westwood Avenue
                          Alliance, OH  44601

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          Phillip C. Gath                                Senior Vice President -
                          One Nationwide Plaza                                Chief Actuary
                          Columbus, OH  43215

                          Richard D. Headley                           Senior Vice President - Chief
                          One Nationwide Plaza                            Information Technology
                          Columbus, OH  43215

                          Donna A. James                                 Senior Vice President -
                          One Nationwide Plaza                               Human Resources
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Douglas C. Robinette                            Senior Vice President-
                          One Nationwide Plaza                             Marketing and Product
                          Columbus, OH  43215                                   Management

                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH  43215

                          Bruce C. Barnes                               Vice President - Technology
                          One Nationwide Plaza                             Strategy and Planning
                          Columbus, OH  43215


                                   130 of 146

                          NAME AND PRINCIPAL                               POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Dennis W. Click                               Vice President - Secretary
                          One Nationwide Plaza
                          Columbus,  OH 43215

                          David A. Diamond                              Vice President - Enterprise
                          One Nationwide Plaza                           Controller of Nationwide
                          Columbus, OH  43215                               Financial Services

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                           Investment Life Actuarial
                          Columbus, OH  43215

                          R. Dennis Noice                                Vice President - Systems
                          One Nationwide Plaza
                          Columbus, OH  43215

                          Joseph P. Rath
                          One Nationwide Plaza                      Vice President - Office of Product
                          Columbus, OH  43215                              and Market Compliance

                          Mark R. Thresher                        Vice President - Finance and Treasurer
                          One Nationwide Plaza
                          Columbus, OH  43215

Item 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                *     Subsidiaries for which separate financial statements are filed
                **    Subsidiaries included in the respective consolidated financial statements
                ***   Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries



                                   131 of 146

                                                                NO. VOTING
                                                                SECURITIES
               COMPANY                   STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                           ORGANIZATION        CHART UNLESS
                                                                 OTHERWISE
                                                                INDICATED)
The 401K Companies, Inc.                 Texas                                  Holding Company

The 401(K) Company                       Texas                                  Third-party administrator for
                                                                                401(k) plans
401K Investment Advisors, Inc.           Texas                                  Investment Advisor registered
                                                                                with the SEC
401K Investments Services, Inc.          Texas                                  NASD registered Broker-Dealer
Affiliate Agency, Inc.                   Delaware                               Life Insurance Agency
Affiliate Agency of Ohio, Inc.           Ohio                                   Life Insurance Agency
AID Finance Services, Inc.               Iowa                                   Holding Company
ALLIED General Agency Company            Iowa                                   Managing General Agent and
                                                                                Surplus Lines Broker (P&C)
ALLIED Group, Inc.                       Iowa                                   Holding Company
ALLIED Group Insurance Marketing         Iowa                                   Direct Marketer (P&C)
  Company
ALLIED Group Merchant Banking            Iowa                                   Broker-Dealer
  Corporation
ALLIED Group Mortgage Company            Iowa                                   Mortgage Lender
ALLIED Life Brokerage Agency, Inc.       Iowa                                   Insurance Broker
ALLIED Life Financial Corporation        Iowa                                   Holding Company
ALLIED Life Insurance Company            Iowa                                   Insurance Company
ALLIED Property and Casualty Insurance   Iowa                                   Underwrites General P&C
  Company                                                                       Insurance
Allnations, Inc.                         Ohio                                   Promotes international
                                                                                cooperative insurance
                                                                                organizations
AMCO Insurance Company                   Iowa                                   Underwrites General P&C
                                                                                Insurance
American Marine Underwriters, Inc.       Florida                                Underwriting Manager
Auto Direkt Insurance Company            Germany                                Insurance Company
CalFarm Insurance Company                California                             Stock Corporation
Caliber Funding Corporation              Delaware                               Stock Corporation
Colonial County Mutual Insurance         Texas                                  Insurance Company
  Company
Colonial Insurance Company of            Wisconsin                              Insurance Company
  Wisconsin
Columbus Insurance Brokerage and         Germany                                Insurance Broker
  Service GmbH
Cooperative Service Company              Nebraska                               Insurance Agency
Depositors Insurance Company             Iowa                                   Underwrites P&C insurance
*Employers Life Insurance Company of     Wisconsin                              Life Insurance Company
   Wausau
Excaliber Funding Corporation            Delaware                               Limited purpose corporation
F&B, Inc.                                Iowa                                   Insurance Agency
Farmland Mutual Insurance Company        Iowa                                   Mutual Insurance Company
Financial Horizons Distributors Agency   Alabama                                Insurance Agency
of
  Alabama, Inc.


                                   132 of 146

                                                                NO. VOTING
                                                                SECURITIES
               COMPANY                   STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                           ORGANIZATION        CHART UNLESS
                                                                 OTHERWISE
                                                                INDICATED)
Financial Horizons Distributors Agency   Ohio                                   Insurance Agency
  of  Ohio, Inc.
Financial Horizons Distributors Agency   Oklahoma                               Insurance Agency
  of  Oklahoma, Inc.
Financial Horizons Distributors Agency   Texas                                  Insurance Agency
  of Texas, Inc.
*Financial Horizons Investment Trust     Massachusetts                          Investment Company
Financial Horizons Securities            Oklahoma                               Broker-Dealer
Corporation
GatesMcDonald Health Plus, Inc.          Ohio                                   Managed Care Organization
Gates, McDonald & Company                Ohio                                   Cost Control
Gates, McDonald & Company of Nevada      Nevada                                 Self-insurance administration,
                                                                                claims examinations and data
                                                                                processing services
Gates, McDonald & Company of New         New York                               Workers' compensation claims
  York, Inc.                                                                    administration
MedPro Solutions, Inc.                   Massachusetts                          Third-party administration
                                                                                services for workers'
                                                                                compensation, automobile injury
                                                                                and disability claims
Insurance Intermediaries, Inc.           Ohio                                   Insurance Broker and Insurance
                                                                                Agency
Irvin L. Schwartz and Associates, Inc.   Ohio                                   Insurance Agency
Landmark Financial Services of New       New York                               Life Insurance Agency
  York, Inc.
Leben Direkt Insurance Company           Germany                                Life Insurance Company
Lone Star General Agency, Inc.           Texas                                  Insurance Agency
Midwest Printing Services, Inc.          Iowa                                   General Printing Services
Morley & Associates                      Oregon                                 Insurance Broker
Morley Capital Management, Inc.          Oregon                                 Investment Adviser and stable
                                                                                value money management
Morley Financial Services, Inc.          Oregon                                 Holding Company
Morley Research Associates, Ltd.         Delaware                               Credit research consulting
**MRM Investments, Inc.                  Ohio                                   Owns and operates a
                                                                                recreational ski facility
**National Casualty Company              Wisconsin                              Insurance Company
National Casualty Company of America,    Great Britain                          Insurance Company
  Ltd.
National Deferred Compensation, Inc.     Ohio                                   Administers deferred
                                                                                compensation plans for public
                                                                                employees
**National Premium and Benefit           Delaware                               Insurance Administrative
 Administration Company                                                         Services
Nationwide Advisory Services, Inc.       Ohio                                   Investment Management and
                                                                                Administrative Services


                                   133 of 146

                                                                NO. VOTING
                                                                SECURITIES
               COMPANY                   STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                           ORGANIZATION        CHART UNLESS
                                                                 OTHERWISE
                                                                INDICATED)
**Nationwide Agency, Inc.                Ohio                                   Insurance Agency
Nationwide Agribusiness Insurance        Iowa                                   Insurance Company
 Company
Nationwide Asset Allocation Trust        Massachusetts                          Investment Company
Nationwide Cash Management Company       Ohio                                   Investment Securities Agent
Nationwide Community Urban               Ohio                                   Special purpose real estate
  Redevelopment Corporation                                                     corporation
Nationwide Corporation                   Ohio                                   Holding Company
Nationwide Financial Institution         Delaware                               Insurance Agency
  Distributors Agency, Inc.
Nationwide Financial Services (Bermuda)  Bermuda                                Life Insurance Company
  Ltd.
Nationwide Financial Services Capital    Delaware                               Statutory Business Trust
  Trust
Nationwide Financial Services Capital    Delaware                               Statutory Business Trust
 Trust II
Nationwide Financial Services, Inc.      Delaware                               Holding Company
Nationwide General Insurance Company     Ohio                                   Insurance Company
Nationwide Global Holdings, Inc.         Ohio                                   Holding Company for
                                                                                International Operations
Nationwide Health Plans, Inc.            Ohio                                   Health Maintenance Organization
*Nationwide Indemnity Company            Ohio                                   Reinsurance Company
Nationwide Insurance Company of          California                             Underwriter
  America
Nationwide Insurance Company of Florida  Ohio                                   Insurance Company
Nationwide Insurance Enterprise          Ohio                                   Membership Non-Profit
  Foundation                                                                    Corporation
Nationwide Services Company, LCC         Ohio                                   Shared services functions
Nationwide Insurance Golf Charities,     Ohio                                   Membership Non-Profit
Inc.                                                                            Corporation
Nationwide International Underwriters    California                             Underwriting Manager
Nationwide Investing Foundation          Michigan                               Provide investors with
                                                                                continuous source of investment
*Nationwide Investing Foundation II      Massachusetts                          Common Law Trust
Nationwide Investment Services           Oklahoma                               Registered Broker-Dealer in
  Corporation                                                                   deferred compensation market
Nationwide Investors Services, Inc.      Ohio                                   Stock Transfer Agent
**Nationwide Life and Annuity Insurance  Ohio                                   Life Insurance Company
  Company
**Nationwide Life Insurance Company      Ohio                                   Life Insurance Company
Nationwide Lloyds                        Texas                                  Property Insurance


                                   134 of 146

                                                                NO. VOTING
                                                                SECURITIES
               COMPANY                   STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                           ORGANIZATION        CHART UNLESS
                                                                 OTHERWISE
                                                                INDICATED)
Nationwide Management Systems, Inc.      Ohio                                   Preferred provider
                                                                                organization, products and
                                                                                related services
Nationwide Mutual Fire Insurance         Ohio                                   Mutual Insurance Company
  Company
Nationwide Mutual Funds                  Ohio                                   Investment Company
Nationwide Mutual Insurance Company      Ohio                                   Mutual Insurance Company
Nationwide Properties, Ltd.              Ohio                                   Develop, own and operate real
                                                                                estate and real estate
                                                                                investments
Nationwide Property and Casualty         Ohio                                   Insurance Company
  Insurance Company
Nationwide Realty Investors, Inc.        Ohio                                   Develop, own and operate real
                                                                                estate and real estate
                                                                                investments
Nationwide Retirement Solutions, Inc.    Delaware                               Market and administer deferred
                                                                                compensation plans for public
                                                                                employees
Nationwide Retirement Solutions, Inc.    Alabama                                Market and administer deferred
  of Alabama                                                                    employees compensation plans for public
Nationwide Retirement Solutions, Inc.    Arizona                                Market and administer deferred
  of Arizona                                                                    employees compensation plans for public
Nationwide Retirement Solutions, Inc.    Arkansas                               Market and administer deferred
  of Arkansas                                                                   employees compensation plans for public
Nationwide Retirement Solutions, Inc.    Montana                                Market and administer deferred
  of Montana                                                                    compensation plans for public
                                                                                employees
Nationwide Retirement Solutions, Inc.    Nevada                                 Market and administer deferred
  of Nevada                                                                     compensation plans for public
                                                                                employees
Nationwide Retirement Solutions, Inc.    New Mexico                             Market and administer deferred
  of New Mexico                                                                 compensation plans for public
                                                                                employees
Nationwide Retirement Solutions, Inc.    Ohio                                   Market variable annuity
  of Ohio                                                                       contracts to members of the
                                                                                National Education Association
                                                                                in the state of Ohio
Nationwide Retirement Solutions, Inc.    Oklahoma                               Market variable annuity
  of Oklahoma                                                                   contracts to members of the
                                                                                National Education Association
                                                                                in the state of Oklahoma
Nationwide Retirement Solutions, Inc.    South Dakota                           Market and administer deferred
  of South Dakota                                                               compensation plans for public
                                                                                employees
Nationwide Retirement Solutions, Inc.    Texas                                  Market and administer deferred
  of Texas                                                                      compensation plans for public
                                                                                employees
Nationwide Retirement Solutions, Inc.    Wyoming                                Market variable annuity
  of Wyoming                                                                    contracts to members of the
                                                                                National Education Association
                                                                                in the state of Wyoming
Nationwide Retirement Solutions          Massachusetts                          Market and administer deferred
  Insurance Agency Inc.                                                         compensation plans for public
                                                                                employees


                                   135 of 146

                                                                NO. VOTING
                                                                SECURITIES
               COMPANY                   STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                           ORGANIZATION        CHART UNLESS
                                                                 OTHERWISE
                                                                INDICATED)
*Nationwide Separate Account Trust       Massachusetts                          Investment Company
Nationwide Trust Company, FSB            United States of                       Federal Savings Bank
                                         America
Neckura Holding Company                  Germany                                Administrative services for
                                                                                Neckura Insurance Group
Neckura Insurance Company                Germany                                Insurance Company
Neckura Life Insurance Company           Germany                                Life Insurance Company
Nevada Independent Companies-            Nevada                                 Workers' compensation
  Construction                                                                  administrative services
Nevada Independent Companies-Health      Nevada                                 Workers' compensation
  and Nonprofit                                                                 administrative services
Nevada Independent Companies-            Nevada                                 Workers' compensation
  Hospitality and Entertainment                                                 administrative services
Nevada Independent Companies-            Nevada                                 Workers' compensation
  Manufacturing                                                                 administrative services
NFS Distributors, Inc.                   Delaware                               Holding Company
NWE, Inc.                                Ohio                                   Special Investments
PanEuroLife                              Luxembourg                             Life Insurance
Pension Associates, Inc.                 Wisconsin                              Pension plan administration
Portland Investment Services, Inc.       Oregon                                 NASD Registered Broker-Dealer
Premier Agency, Inc.                     Iowa                                   Insurance Agency
Riverview Agency, Inc.                   Texas                                  Stock Corporation
Scottsdale Indemnity Company             Ohio                                   Insurance Company
Scottsdale Insurance Company             Ohio                                   Insurance Company
Scottsdale Surplus Lines Insurance       Arizona                                Excess and Surplus Lines
  Company                                                                       Insurance Company
SVM Sales GmbH, Neckura                  Germany                                Sales support for Neckura
  Insurance Group                                                               Insurance Group
Union Bond and Trust Company             Oregon                                 Oregon state bank with trust
                                                                                powers
Villanova Capital, Inc.                  Delaware                               Holding Company
Villanova Mutual Fund Capital Trust      Delaware                               Business Trust
Villanova SA Capital Trust               Delaware                               Business Trust
**Wausau Preferred Health Insurance      Wisconsin                              Insurance and Reinsurance
   Company                                                                      Company
Western Heritage Insurance Company       Arizona                                Excess and Surplus Lines
                                                                                Insurance Company

                                   136 of 146

                                                                    NO. VOTING SECURITIES
                                                                 (SEE ATTACHED CHART) UNLESS
                                                  STATE              OTHERWISE INDICATED
                                             OF ORGANIZATION
                  COMPANY                                                                             PRINCIPAL BUSINESS
*  MFS Variable Account                           Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  NACo Variable Account                          Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Nationwide DC Variable Account                 Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
   Nationwide DCVA II                             Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Separate Account No. 1                         Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Nationwide Multi-Flex Variable Account         Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Nationwide VA Separate Account-A               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                Separate Account
*  Nationwide VA Separate Account-B               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                Separate Account
*  Nationwide VA Separate Account-C               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                Separate Account
   Nationwide VA Separate Account-Q               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                Separate Account
*  Nationwide Variable Account                    Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Nationwide Variable Account-II                 Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Nationwide Variable Account-3                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Nationwide Variable Account-4                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Nationwide Variable Account-5                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Nationwide Variable Account - II               Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Nationwide Variable Account-6                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
   Nationwide Variable Account-8                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Nationwide Variable Account-9                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
   Nationwide Variable Account -10                Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                Account
*  Nationwide VL Separate                         Ohio          Nationwide Life and Annuity    Issuer of Life Insurance
   Account-A                                                    Separate Account               Policies
   Nationwide VL Separate                         Ohio          Nationwide Life and Annuity    Issuer of Life Insurance
   Account-B                                                    Separate Account               Policies
   Nationwide VL Separate                         Ohio          Nationwide Life and Annuity    Issuer of Life Insurance
   Account-C                                                    Separate Account               Policies



                                   137 of 146

                                                                    NO. VOTING SECURITIES
                                                  STATE          (SEE ATTACHED CHART) UNLESS
                  COMPANY                    OF ORGANIZATION        OTHERWISE INDICATED             PRINCIPAL BUSINESS
*  Nationwide VLI Separate Account                Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                Account                        Policies
*  Nationwide VLI Separate Account-2              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                Account                        Policies
*  Nationwide VLI Separate Account-3              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                Account                        Policies
*  Nationwide VLI Separate Account-4              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                Account                        Policies
   Nationwide VLI Separate Account-5              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                Account                        Policies


                                   138 of 146

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 1999 was 52,336 and 68,597 respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5 and Nationwide Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Separate Account Trust, Nationwide Asset Allocation Trust and Nationwide Mutual Funds which are open-end management investment companies.


                                   141 of 146

         (b)          NATIONWIDE ADVISORY SERVICES, INC.
                           DIRECTORS AND OFFICERS

                  NAME AND                                             POSITIONS AND OFFICES
              BUSINESS ADDRESS                                            WITH UNDERWRITER
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                                           Chairman and
One Nationwide Plaza                                            Chief Executive Officer and Director
Columbus, OH  43215

Robert A. Oakley                                             Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, OH  43215

Paul J. Hondros                                                               Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                                               Director
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                                     Executive Vice President - Chief Investment
One Nationwide Plaza                                                    Officer and Director
Columbus, OH 43215

Edwin P. Mc Causland, Jr.                                        Senior Vice President-Fixed Income
One Nationwide Plaza                                                         Securities
Columbus, OH 43215

Charles S. Bath
One Nationwide Plaza                                                Vice President - Investments
Columbus, OH  43215

Dennis W. Click                                                     Vice President and Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee                                                          Vice President
One Nationwide Plaza
Columbus, OH  43215

James F. Laird, Jr.                                                  Vice President and General
One Nationwide Plaza                                                          Manager
Columbus, OH  43215

Joseph P. Rath                                                 Vice President - Office of Product and
One Nationwide Plaza                                                     Market Compliance
Columbus, OH 43215

Alan A. Todryk                                                       Vice President - Taxation
One Nationwide Plaza
Columbus, OH  43215

Christopher A. Cray                                                          Treasurer
One Nationwide Plaza
Columbus, OH 43215

Elizabeth A. Davin                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

David E. Simaitis                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215


                                   142 of 146

              (c) NAME OF       NET UNDERWRITING        COMPENSATION ON
                 PRINCIPAL        DISCOUNTS AND          REDEMPTION OR       BROKERAGE
                UNDERWRITER       COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
                 Nationwide          N/A                      N/A               N/A                  N/A
                 Advisory
                 Services,
                   Inc.

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.


                                   143 of 146

                                   Offered by
                        Nationwide Life Insurance Company








                        NATIONWIDE LIFE INSURANCE COMPANY






                        NATIONWIDE VARIABLE ACCOUNT - II

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT






                                   PROSPECTUS





                                   May 1, 1999



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




                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the Nationwide Variable Account-II:




We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                        KPMG LLP


Columbus, Ohio

April 29, 1999



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

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 29th day of June, 1999.

                                                                     NATIONWIDE VARIABLE ACCOUNT-II
                                                     ---------------------------------------------------------------
                                                                            (Registrant)
                                                                   NATIONWIDE LIFE INSURANCE COMPANY
                                                     ---------------------------------------------------------------
                                                                            (Depositor)

                                                                          By/s/JOSEPH P. RATH
                                                     ---------------------------------------------------------------
                                                                           Joseph P. Rath
                                                           Vice President- Product and Market Compliance

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 29th day of June, 1999.

              SIGNATURE                                               TITLE

LEWIS J. ALPHIN                                                    Director
---------------
Lewis J. Alphin
A. I. BELL                                                         Director
----------
A. I. Bell
KENNETH D. DAVIS                                                   Director
----------------
Kenneth D. Davis
KEITH W. ECKEL                                                     Director
--------------
Keith W. Eckel
WILLARD J. ENGEL                                                   Director
----------------
Willard J. Engel
FRED C. FINNEY                                                     Director
--------------
Fred C. Finney
JOSEPH J. GASPER                                                 President and Chief
----------------                                            Operating Office and Director
Joseph J. Gasper
DIMON R. McFERSON                                        Chairman and Chief Executive Officer
-----------------                                                  and Director
Dimon R. McFerson
DAVID O. MILLER                                       Chairman of the Board and Director
---------------
David O. Miller
YVONNE L. MONTGOMERY                                               Director
--------------------
Yvonne L. Montgomery
ROBERT A. OAKLEY                                           Executive Vice President-
----------------                                            Chief Financial Officer
Robert A. Oakley
RALPH M. PAIGE                                                     Director
--------------
Ralph M. Paige
JAMES F. PATTERSON                                                 Director                      By/s/JOSEPH P. RATH
------------------                                                                      ----------------------------
James F. Patterson                                                                                 Joseph P. Rath
ARDEN L. SHISLER                                                   Director                       Attorney-in-Fact
----------------
Arden L. Shisler
ROBERT L. STEWART                                                  Director
-----------------
Robert L. Stewart
NANCY C. THOMAS                                                    Director
---------------
Nancy C. Thomas


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